UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07462

                                WM Variable Trust
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2006

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT REIT FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 89.6%

   DIVERSIFIED - 2.8%
         14,000  Vornado Realty Trust ........................  $          1,526
                                                                ----------------
   HEALTH CARE - 8.7%
         45,700  Health Care Property Investors, Inc.** ......             1,419
          8,000  Health Care REIT, Inc.** ....................               320
         30,800  Healthcare Realty Trust, Inc.** .............             1,183
         54,200  Nationwide Health Properties, Inc.** ........             1,450
         30,200  OMEGA Healthcare Investors, Inc.** ..........               453
                                                                ----------------
                 Total Health Care ...........................             4,825
                                                                ----------------
   HYBRIDS - 2.3%
         31,100  iStar Financial, Inc. .......................             1,297
                                                                ----------------
   INDUSTRIAL/OFFICE - 21.8%

      INDUSTRIAL - 7.2%
         23,700  AMB Property Corporation ....................             1,306
         13,400  EastGroup Properties, Inc. ..................               668
         35,200  ProLogis ....................................             2,009
                                                                ----------------
                                                                           3,983
                                                                ----------------
      MIXED - 1.2%
         18,000  Duke Realty Corporation** ...................               672
                                                                ----------------
      OFFICE - 13.4%
         22,400  Alexandria Real Estate Equities, Inc. .......             2,101
         14,400  Boston Properties, Inc. .....................             1,488
         42,600  Corporate Office Properties Trust ...........             1,907
         17,000  SL Green Realty Corporation** ...............             1,899
                                                                ----------------
                                                                           7,395
                                                                ----------------
                 Total Industrial/Office .....................            12,050
                                                                ----------------
   LODGING/RESORTS - 7.8%
         64,800  Equity Inns, Inc.** .........................             1,032
         24,300  Hospitality Properties Trust ................             1,147
         65,200  Host Hotels & Resorts Inc. ..................             1,495
         50,600  Winston Hotels, Inc. ........................               623
                                                                ----------------
                 Total Lodging/Resorts .......................             4,297
                                                                ----------------
   MORTGAGE/FINANCIAL - 2.4%
         25,900  Redwood Trust, Inc.** .......................             1,305
                                                                ----------------
   RESIDENTIAL - 10.7%

      APARTMENTS - 10.7%
         11,800  AvalonBay Communities, Inc. .................             1,421
         38,200  Equity Residential ..........................             1,932
         11,400  Mid-America Apartment Communities, Inc. .....               698
         62,700  United Dominion Realty Trust, Inc.** ........             1,893
                                                                ----------------
                 Total Residential ...........................             5,944
                                                                ----------------
   RETAIL - 25.7%

      FREESTANDING - 1.6%
         42,600  National Retail Properties, Inc. ............               920
                                                                ----------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

      REGIONAL MALLS - 10.9%
         38,500  General Growth Properties, Inc. .............  $          1,834
         26,600  Macerich Company ............................             2,031
         23,700  Simon Property Group, Inc. ..................             2,148
                                                                ----------------
                                                                           6,013
                                                                ----------------
      SHOPPING CENTERS - 13.2%
         36,400  Developers Diversified Realty Corporation ...             2,030
         20,900  Equity One, Inc.** ..........................               501
         51,000  Kimco Realty Corporation** ..................             2,186
         19,300  Pan Pacific Retail Properties, Inc. .........             1,340
         29,400  Weingarten Realty Investors .................             1,265
                                                                ----------------
                                                                           7,322
                                                                ----------------
                 Total Retail ................................            14,255
                                                                ----------------
   SELF STORAGE - 1.8%
         11,900  Public Storage, Inc. ........................             1,023
                                                                ----------------
   SPECIALTY - 5.6%
         29,800  Entertainment Properties Trust ..............             1,470
         15,100  Global Signal, Inc. .........................               764
         24,900  Plum Creek Timber Company, Inc. .............               847
                                                                ----------------
                 Total Specialty .............................             3,081
                                                                ----------------
                 Total REITs
                    (Cost $28,211) ...........................            49,603
                                                                ----------------
COMMON STOCKS - 4.5%

   CONSUMER DISCRETIONARY - 0.7%

      CONSUMER DURABLES & APPAREL - 0.7%
         15,567  D.R. Horton, Inc. ...........................               373
                                                                ----------------
   FINANCIALS - 3.8%

      BANKS - 1.5%
         23,300  Countrywide Financial Corporation ...........               816
                                                                ----------------
      INSURANCE - 2.3%
          7,800  Fidelity National Financial, Inc. ...........               325
         46,715  Fidelity National Title Group, Inc., Class A**              979
                                                                ----------------
                                                                           1,304
                                                                ----------------
                 Total Financials ............................             2,120
                                                                ----------------
                 Total Common Stocks
                    (Cost $2,228) ............................             2,493
                                                                ----------------
CANADIAN INCOME TRUSTS - 1.5%

      ENERGY - 1.5%
         11,600  Enerplus Resources Fund (F)** ...............               584
         10,100  Harvest Energy Trust (F)** ..................               273
                                                                ----------------
                 Total Canadian Income Trusts
                    (Cost $788) ..............................               857
                                                                ----------------

PREFERRED REAL ESTATE INVESTMENT TRUST (REIT) - 0.5%
   (Cost $302)
         13,300  Mills Corporation, Series E .................               276
                                                                ----------------

                     See Notes to Portfolio of Investments.                    1

--------------------------------------------------------------------------------
VT REIT FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                               VALUE
   (000s)                                                               (000s)
---------------                                                       ----------

REPURCHASE AGREEMENT - 3.8%
   (Cost $2,083)
$         2,083  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $2,084,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations, having
                    various interest rates and maturities,
                    market value $2,139,000) .................  $         2,083
                                                                ---------------
SHORT-TERM INVESTMENT - 25.3%
   (Cost $14,014)
         14,014  Mellon GSL DBT II
                    Collateral Fund+ .........................           14,014
                                                                ---------------

TOTAL INVESTMENTS (Cost $47,626*) ...................  125.2%            69,326

OTHER ASSETS (LIABILITIES) (NET) ....................  (25.2)           (13,972)
                                                       -----    ---------------
NET ASSETS ..........................................  100.0%   $        55,354
                                                       =====    ===============

----------
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2006, and have an aggregate market value of $13,532,000, representing 24.4% of the total net assets of the Fund (collateral value $14,014,000).
  + Represents investment purchased with cash collateral for securities loaned.

      GLOSSARY OF TERMS

(F)   -- Foreign Shares

2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

COMMON STOCKS - 92.4%

   CONSUMER DISCRETIONARY - 8.5%

      AUTOMOBILES & COMPONENTS - 0.1%
          6,600  Johnson Controls, Inc. ......................  $            473
                                                                ----------------
      CONSUMER DURABLES & APPAREL - 1.0%
         10,000  Black & Decker Corporation ..................               793
         30,000  NIKE Inc., Class B ..........................             2,629
                                                                ----------------
                                                                           3,422
                                                                ----------------
      CONSUMER SERVICES - 1.8%
         21,100  Harrah's Entertainment, Inc. ................             1,402
         92,800  Hilton Hotels Corporation ...................             2,585
         57,500  McDonald's Corporation ......................             2,249
                                                                ----------------
                                                                           6,236
                                                                ----------------
      MEDIA - 2.8%
         30,400  CBS Corporation, Class B ....................               857
         97,300  McGraw-Hill Companies, Inc. .................             5,646
         23,900  News Corporation, Class B ...................               493
         95,800  Time Warner, Inc. ...........................             1,747
         24,000  Tribune Company** ...........................               785
                                                                ----------------
                                                                           9,528
                                                                ----------------
      RETAILING - 2.8%
        101,400  Home Depot, Inc. ............................             3,678
         67,800  Nordstrom, Inc. .............................             2,868
         56,400  Target Corporation ..........................             3,116
                                                                ----------------
                                                                           9,662
                                                                ----------------
                 Total Consumer Discretionary ................            29,321
                                                                ----------------
   CONSUMER STAPLES - 6.4%

      FOOD & STAPLES RETAILING - 1.5%
         86,800  CVS Corporation .............................             2,788
         71,300  Sysco Corporation ...........................             2,385
                                                                ----------------
                                                                           5,173
                                                                ----------------
      FOOD, BEVERAGE & TOBACCO - 3.3%
         20,600  Altria Group, Inc. ..........................             1,577
         18,200  Anheuser-Busch Companies, Inc. ..............               865
          8,400  Cadbury Schweppes PLC, Sponsored ADR ........               359
         76,000  Coca-Cola Company ...........................             3,396
         41,700  Diageo PLC, Sponsored ADR ...................             2,962
         32,800  Hershey Company** ...........................             1,753
         25,600  SABMiller PLC, Sponsored ADR ................               476
                                                                ----------------
                                                                          11,388
                                                                ----------------
      HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
         58,300  Colgate-Palmolive Company ...................             3,621
         13,100  Kimberly-Clark Corporation ..................               856
         13,700  Procter & Gamble Company ....................               849
                                                                ----------------
                                                                           5,326
                                                                ----------------
                 Total Consumer Staples ......................            21,887
                                                                ----------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

   ENERGY - 8.7%
         49,700  Baker Hughes Inc. ...........................  $          3,390
         51,284  Chevron Corporation .........................             3,326
         40,860  ConocoPhillips Company ......................             2,432
         69,400  Devon Energy Corporation ....................             4,383
         14,800  Enterprise Products Partners LP** ...........               396
         53,200  ExxonMobil Corporation ......................             3,570
         24,300  GlobalSantaFe Corporation ...................             1,215
         22,400  Kinder Morgan Energy Partners LP ............               983
         21,500  Kinder Morgan, Inc. .........................             2,254
         54,400  Marathon Oil Corporation ....................             4,183
         21,000  Peabody Energy Corporation ..................               772
         29,000  Schlumberger Ltd. ...........................             1,799
         15,288  Valero Energy Corporation ...................               787
         15,200  Williams Companies, Inc. ....................               363
                                                                ----------------
                 Total Energy ................................            29,853
                                                                ----------------
   FINANCIALS - 27.3%

      BANKS - 7.0%
         85,502  Bank of America Corporation .................             4,580
         96,200  Countrywide Financial Corporation ...........             3,371
         71,600  Mellon Financial Corporation ................             2,800
         37,300  North Fork Bancorporation, Inc. .............             1,068
         38,500  PNC Financial Services Group, Inc. ..........             2,789
         20,100  SunTrust Banks, Inc. ........................             1,553
         72,000  U.S. Bancorp ................................             2,392
        156,000  Wells Fargo & Company .......................             5,644
                                                                ----------------
                                                                          24,197
                                                                ----------------
      DIVERSIFIED FINANCIALS - 11.1%
         13,000  AllianceBernstein Holding LP ................               897
         18,000  Ameriprise Financial, Inc. ..................               844
         52,000  Bank of New York Company, Inc. ..............             1,834
         96,500  Citigroup Inc. ..............................             4,793
         47,400  Franklin Resources, Inc. ....................             5,013
         37,000  Freddie Mac .................................             2,454
         25,700  Goldman Sachs Group, Inc. ...................             4,348
         67,600  ING Groep N.V., Sponsored ADR ...............             2,973
        102,800  JPMorgan Chase & Company ....................             4,828
          9,100  Legg Mason, Inc. ............................               918
         38,400  Lehman Brothers Holdings Inc. ...............             2,836
         51,000  Morgan Stanley ..............................             3,718
         58,400  T. Rowe Price Group, Inc. ...................             2,794
                                                                ----------------
                                                                          38,250
                                                                ----------------
      INSURANCE - 9.2%
         93,400  ACE Ltd. ....................................             5,112
         75,200  AFLAC Inc. ..................................             3,441
         48,000  Allstate Corporation ........................             3,011
         34,800  Chubb Corporation ...........................             1,808
         81,000  Fidelity National Financial, Inc. ...........             3,374
         37,100  Hartford Financial Services Group, Inc. .....             3,218
         43,050  HCC Insurance Holdings, Inc. ................             1,415
         22,900  Lincoln National Corporation ................             1,422

                     See Notes to Portfolio of Investments.                    3

--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   FINANCIALS (CONTINUED)

      INSURANCE (CONTINUED)
         43,500  Loews Corporation ...........................  $          1,649
         38,800  Marsh & McLennan Companies, Inc. ............             1,092
         63,300  MetLife, Inc.** .............................             3,588
         31,700  Prudential Financial, Inc. ..................             2,417
                                                                ----------------
                                                                          31,547
                                                                ----------------
                 Total Financials ............................            93,994
                                                                ----------------

   HEALTH CARE - 9.4%

      HEALTH CARE EQUIPMENT & SERVICES - 3.0%
         40,000  Becton, Dickinson & Company .................             2,827
         28,600  Cardinal Health, Inc. .......................             1,880
         19,100  Caremark Rx, Inc. ...........................             1,082
         53,300  Medtronic, Inc. .............................             2,475
         45,400  UnitedHealth Group Inc. .....................             2,234
                                                                ----------------
                                                                          10,498
                                                                ----------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 6.4%
         54,000  Abbott Laboratories .........................             2,622
         30,800  AstraZeneca PLC, Sponsored ADR ..............             1,925
         27,100  Eli Lilly & Company .........................             1,545
         35,900  GlaxoSmithKline PLC, Sponsored ADR ..........             1,911
         23,800  Johnson & Johnson ...........................             1,546
        147,400  Pfizer Inc. .................................             4,180
         24,500  Roche Holding Ltd., Sponsored ADR ...........             2,112
         91,600  Schering-Plough Corporation .................             2,024
         81,300  Wyeth .......................................             4,133
                                                                ----------------
                                                                          21,998
                                                                ----------------
                 Total Health Care ...........................            32,496
                                                                ----------------
   INDUSTRIALS - 9.9%

      CAPITAL GOODS - 7.5%
         41,800  3M Company ..................................             3,111
         45,400  Boeing Company ..............................             3,580
         33,100  Dover Corporation ...........................             1,570
         39,000  Emerson Electric Company ....................             3,270
         91,800  General Electric Company ....................             3,241
         41,200  Honeywell International Inc. ................             1,685
         71,400  ITT Industries, Inc. ........................             3,661
         23,400  L-3 Communications Holdings, Inc. ...........             1,833
         12,500  Northrop Grumman Corporation ................               851
         19,000  PACCAR Inc. .................................             1,083
         22,500  Siemens AG, Sponsored ADR ...................             1,960
                                                                ----------------
                                                                          25,845
                                                                ----------------
      COMMERCIAL SERVICES & SUPPLIES - 0.6%
         56,500  Waste Management Inc. .......................             2,072
                                                                ----------------
      TRANSPORTATION - 1.8%
         24,300  Burlington Northern Santa Fe Corporation ....             1,784
         24,400  CSX Corporation .............................               801

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

         23,700  FedEx Corporation ...........................  $          2,576
         19,800  Norfolk Southern Corporation ................               872
                                                                ----------------
                                                                           6,033
                                                                ----------------
                 Total Industrials ...........................            33,950
                                                                ----------------
   INFORMATION TECHNOLOGY - 11.6%

      COMMUNICATIONS EQUIPMENT - 1.8%
        116,700  Cisco Systems, Inc.+ ........................             2,684
        181,400  Nokia Oyj, Sponsored ADR ....................             3,572
                                                                ----------------
                                                                           6,256
                                                                ----------------

      COMPUTERS & PERIPHERALS - 2.4%
         24,300  Apple Computer, Inc.+ .......................             1,872
         92,300  Hewlett-Packard Company .....................             3,386
         35,000  International Business Machines Corporation .             2,868
                                                                ----------------
                                                                           8,126
                                                                ----------------
      IT SERVICES - 0.9%
         64,700  Automatic Data Processing, Inc. .............             3,063
                                                                ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
        217,100  Applied Materials, Inc.** ...................             3,849
        189,000  Intel Corporation ...........................             3,888
         38,900  Linear Technology Corporation** .............             1,211
         90,000  Microchip Technology Inc. ...................             2,918
          4,100  Samsung Electronics Company Ltd., GDR++ .....             1,438
         98,900  Texas Instruments, Inc. .....................             3,288
                                                                ----------------
                                                                          16,592
                                                                ----------------
      SOFTWARE - 1.7%
        210,100  Microsoft Corporation .......................             5,742
                                                                ----------------
                 Total Information Technology ................            39,779
                                                                ----------------
   MATERIALS - 2.0%
         49,700  Anglo American PLC, Unsponsored ADR .........             1,049
         39,900  International Paper Company .................             1,382
          9,200  Phelps Dodge Corporation ....................               779
         36,300  Vulcan Materials Company** ..................             2,840
         14,700  Weyerhaeuser Company ........................               905
                                                                ----------------
                 Total Materials .............................             6,955
                                                                ----------------
   TELECOMMUNICATION SERVICES - 6.8%
         91,600  Alltel Corporation ..........................             5,084
        155,800  AT&T Inc. ...................................             5,073
         38,800  BellSouth Corporation .......................             1,659
         18,800  Deutsche Telekom AG, Sponsored ADR ..........               298
         14,500  Embarq Corporation ..........................               701
        150,400  Verizon Communications Inc. .................             5,584
         89,600  Vodafone Group PLC, Sponsored ADR ...........             2,048
        236,907  Windstream Corporation ......................             3,125
                                                                ----------------
                 Total Telecommunication Services ............            23,572
                                                                ----------------
4                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------
COMMON STOCKS (CONTINUED)

   UTILITIES - 1.8%
         62,400  FPL Group, Inc.** ...........................  $          2,808
         38,100  Progress Energy, Inc.** .....................             1,729
         74,000  Xcel Energy, Inc.** .........................             1,528
                                                                ----------------
                 Total Utilities .............................             6,065
                                                                ----------------
                 Total Common Stocks
                    (Cost $264,674) ..........................           317,872
                                                                ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
         20,300  AMB Property Corporation ....................             1,119
         14,000  Archstone-Smith Trust .......................               762
         10,500  Brookfield Properties Corporation ...........               371
         12,100  Developers Diversified Realty Corporation ...               675
         12,200  Duke Realty Corporation .....................               456
         29,500  Equity Residential ..........................             1,492
         11,700  General Growth Properties, Inc. .............               557
         26,900  Health Care Property Investors, Inc.** ......               835
         90,300  Host Hotels & Resorts Inc. ..................             2,071
         17,300  Kimco Realty Corporation** ..................               742
          7,900  Macerich Company ............................               603
         24,000  Plum Creek Timber Company, Inc. .............               817
         42,000  ProLogis ....................................             2,396
         12,100  Public Storage, Inc. ........................             1,040
          5,900  Simon Property Group, Inc. ..................               535
         10,000  Vornado Realty Trust ........................             1,090
                                                                ----------------
                 Total REITs
                     (Cost $9,292) ...........................            15,561
                                                                ----------------

   PRINCIPAL
    AMOUNT
    (000s)
---------------

CONVERTIBLE SECURITY - 0.2%
      (Cost $593)

   CONVERTIBLE BONDS AND NOTES - 0.2%
      (COST $593)
$           600  Echostar Communications, Conv. Sub. Note,
                    5.750% due 05/15/2008 ....................               605
                                                                ----------------
FIXED-INCOME SECURITIES - 0.8%

   CORPORATE BONDS AND NOTES - 0.8%
            500  Aetna Inc., Sr. Note,
                    7.875% due 03/01/2011 ....................               549
             45  Baxter International Inc., Note,
                    7.125% due 02/01/2007 ....................                45
          1,000  ERAC USA Finance Company, Note,
                    7.350% due 06/15/2008++ ..................             1,032
             59  Raytheon Company, Sr. Note,
                    6.150% due 11/01/2008 ....................                60
          1,000  TELUS Corporation, Note,
                    8.000% due 06/01/2011 ....................             1,103
            100  Texas-New Mexico Power Company, Sr. Note,
                    6.250% due 01/15/2009 ....................               102
                                                                ----------------
                 Total Corporate Bonds and Notes
                    (Cost $2,732) ............................             2,891
                                                                ----------------
   PRINCIPAL
     AMOUNT                                                           VALUE
     (000s)                                                          (000s)
---------------                                                 ----------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%

   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.0%
$            38  6.500% due 09/01/2030 .......................  $             39
             17  7.000% due 09/01/2030 .......................                17
                                                                ----------------
                 Total U.S. Government Agency Mortgage-
                    Backed Securities
                    (Cost $53) ...............................                56
                                                                ----------------
                 Total Fixed-Income Securities
                    (Cost $2,785) ............................             2,947
                                                                ----------------

     SHARES
---------------

WARRANT - 0.0%
  (Cost $0)
            250  V2 Music Holdings PLC,
                    Expires 05/07/2008+,++ ...................                 0
                                                                ----------------

   PRINCIPAL
    AMOUNT
    (000s)
---------------

REPURCHASE AGREEMENT - 1.1%
   (Cost $3,869)
$         3,869  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $3,871,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations having
                    various interest rates and maturities,
                    market value $3,973,000) .................             3,869
                                                               ----------------
SHORT-TERM INVESTMENT - 4.9%
   (Cost $16,773)
         16,773  Mellon GSL DBT II
                    Collateral Fund+++                                   16,773
                                                               ----------------

TOTAL INVESTMENTS (Cost $297,986*) ................... 103.9%           357,627

OTHER ASSETS (LIABILITIES) (NET) .....................  (3.9)           (13,563)
                                                       -----   ----------------
NET ASSETS ........................................... 100.0%  $        344,064
                                                       =====   ================
----------
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2006, and have an aggregate market value of $15,998,000 representing 4.6% of the total net assets of the Fund (collateral value $16,773,000).
  +   Non-income producing security.
 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
+++ Represents investment purchased with cash collateral for securities loaned.

      GLOSSARY OF TERMS

ADR   -- American Depositary Receipt

GDR   -- Global Depositary Receipt

                     See Notes to Portfolio of Investments.                    5

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT GROWTH & INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS - 97.4%

   CONSUMER DISCRETIONARY - 6.7%

      CONSUMER SERVICES - 2.3%
         97,000  Carnival Corporation ........................  $          4,562
         19,000  Harrah's Entertainment, Inc. ................             1,262
                                                                ----------------
                                                                           5,824
                                                                ----------------
      MEDIA - 3.0%
         65,000  CBS Corporation, Class B ....................             1,831
         94,000  Comcast Corporation, Class A+** .............             3,464
         60,000  Viacom Inc., Class B+ .......................             2,231
                                                                ----------------
                                                                           7,526
                                                                ----------------
      RETAILING - 1.4%
         53,000  Kohl's Corporation+ .........................             3,441
                                                                ----------------
                 Total Consumer Discretionary ................            16,791
                                                                ----------------
   CONSUMER STAPLES - 9.9%

      FOOD & STAPLES RETAILING - 3.8%
         58,000  Costco Wholesale Corporation ................             2,882
        115,400  Kroger Company ..............................             2,670
         82,000  Wal-Mart Stores, Inc. .......................             4,044
                                                                ----------------
                                                                           9,596
                                                                ----------------
      FOOD, BEVERAGE & TOBACCO - 3.9%
         16,000  Altria Group, Inc. ..........................             1,225
         56,700  Hershey Company** ...........................             3,031
         85,000  PepsiCo, Inc. ...............................             5,547
                                                                ----------------
                                                                           9,803
                                                                ----------------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
         88,000  Procter & Gamble Company ....................             5,454
                                                                ----------------
                 Total Consumer Staples ......................            24,853
                                                                ----------------
   ENERGY - 11.3%
         68,000  BP PLC, Sponsored ADR .......................             4,459
         65,400  ENSCO International Inc. ....................             2,867
         81,000  ExxonMobil Corporation ......................             5,435
        102,000  GlobalSantaFe Corporation ...................             5,099
         24,000  Kinder Morgan, Inc. .........................             2,516
         43,000  National Oilwell Varco Inc.+ ................             2,518
         86,000  Schlumberger Ltd. ...........................             5,335
                                                                ----------------
                 Total Energy ................................            28,229
                                                                ----------------
   FINANCIALS - 21.8%

      BANKS - 6.3%
         95,000  Bank of America Corporation .................             5,089
         95,000  Wachovia Corporation ........................             5,301
        146,000  Wells Fargo & Company .......................             5,283
                                                                ----------------
                                                                          15,673
                                                                ----------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

      DIVERSIFIED FINANCIALS - 6.9%
        120,000  Citigroup Inc. ..............................  $          5,960
         79,000  Freddie Mac .................................             5,240
        130,000  JPMorgan Chase & Company ....................             6,105
                                                                ----------------
                                                                          17,305
                                                                ----------------
      INSURANCE - 8.6%
         97,000  ACE Ltd. ....................................             5,309
         47,000  AFLAC Inc. ..................................             2,151
         96,000  Allstate Corporation ........................             6,022
         66,000  American International Group, Inc. ..........             4,373
         34,900  Fidelity National Financial, Inc. ...........             1,454
         26,000  Hartford Financial Services Group, Inc. .....             2,255
                                                                ----------------
                                                                          21,564
                                                                ----------------
                 Total Financials ............................            54,542
                                                                ----------------
   HEALTH CARE - 11.1%

      HEALTH CARE EQUIPMENT & SERVICES - 6.1%
         57,000  Baxter International Inc. ...................             2,591
         20,000  Becton, Dickinson & Company .................             1,413
         63,000  Cardinal Health, Inc. .......................             4,142
         53,000  Medtronic, Inc. .............................             2,461
         50,000  UnitedHealth Group Inc. .....................             2,460
         29,000  WellPoint Inc.+ .............................             2,235
                                                                ----------------
                                                                          15,302
                                                                ----------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 5.0%
         24,000  Eli Lilly & Company .........................             1,368
         48,000  Johnson & Johnson ...........................             3,117
        103,000  Pfizer Inc. .................................             2,921
        151,000  Teva Pharmaceutical Industries Ltd.,
                    Sponsored ADR ............................             5,148
                                                                ----------------
                                                                          12,554
                                                                ----------------
                 Total Health Care ...........................            27,856
                                                                ----------------
   INDUSTRIALS - 13.7%

      CAPITAL GOODS - 12.0%
         55,000  Boeing Company ..............................             4,337
         45,000  Caterpillar Inc. ............................             2,961
        210,000  General Electric Company ....................             7,413
        149,000  Honeywell International Inc. ................             6,094
         38,000  Lockheed Martin Corporation .................             3,270
         32,000  Rockwell Automation, Inc. ...................             1,859
        146,000  Tyco International Ltd. .....................             4,087
                                                                ----------------
                                                                          30,021
                                                                ----------------
      COMMERCIAL SERVICES & SUPPLIES - 0.5%
         36,000  Waste Management Inc. .......................             1,320
                                                                ----------------
      TRANSPORTATION - 1.2%
        127,000  AMR Corporation+** ..........................             2,939
                                                                ----------------
                 Total Industrials ...........................            34,280
                                                                ----------------

6                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT GROWTH & INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------
COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY - 15.0%

      COMMUNICATIONS EQUIPMENT - 3.7%
         27,000  Cisco Systems, Inc.+ ........................  $            621
        199,000  Motorola, Inc. ..............................             4,975
         64,000  Nokia Oyj, Sponsored ADR ....................             1,260
         65,000  QUALCOMM Inc. ...............................             2,363
                                                                ----------------
                                                                           9,219
                                                                ----------------
      COMPUTERS & PERIPHERALS - 4.2%
         20,000  Apple Computer, Inc.+ .......................             1,541
        139,000  Hewlett-Packard Company .....................             5,100
         47,000  International Business Machines
                    Corporation ..............................             3,851
                                                                ----------------
                                                                          10,492
                                                                ----------------
      IT SERVICES - 1.8%
        109,000  First Data Corporation ......................             4,578
                                                                ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
         64,000  Intel Corporation ...........................             1,316
         48,000  Microchip Technology Inc. ...................             1,556
                                                                ----------------
                                                                           2,872
                                                                ----------------
      SOFTWARE - 4.2%
         78,000  Adobe Systems Inc.+ .........................             2,921
         97,000  Autodesk, Inc.+ .............................             3,374
        153,000  Microsoft Corporation .......................             4,181
                                                                ----------------
                                                                          10,476
                                                                ----------------
                 Total Information Technology ................            37,637
                                                                ----------------
   MATERIALS - 2.0%
        135,000  Alcoa Inc. ..................................             3,785
         58,000  Anglo American PLC, Unsponsored ADR .........             1,224
                                                                ----------------
                 Total Materials .............................             5,009
                                                                ----------------
   TELECOMMUNICATION SERVICES - 2.9%
        136,000  AT&T Inc. ...................................             4,428
         75,000  Verizon Communications Inc. .................             2,785
                                                                ----------------
                 Total Telecommunication Services ............             7,213
                                                                ----------------
   UTILITIES - 3.0%
         98,000  FPL Group, Inc.** ...........................             4,410
         70,000  Pinnacle West Capital Corporation ...........             3,153
                                                                ----------------
                 Total Utilities .............................             7,563
                                                                ----------------
                 Total Common Stocks
                    (Cost $180,086) ..........................           243,973
                                                                ----------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000s)                                                          (000s)
---------------                                                 ----------------

REPURCHASE AGREEMENT - 2.7%
   (Cost $6,678)
$         6,678  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $6,681,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations, having
                    various interest rates and maturities,
                    market value $6,858,000) .................  $         6,678
                                                                ---------------
SHORT-TERM INVESTMENT - 4.5%
   (Cost $11,338)
         11,338  Mellon GSL DBT II
                    Collateral Fund++ ........................           11,338
                                                                ---------------
TOTAL INVESTMENTS (Cost $198,102*) .................... 104.6%          261,989

OTHER ASSETS (LIABILITIES) (NET) ......................  (4.6)          (11,503)
                                                        -----   ---------------
NET ASSETS ............................................ 100.0%  $       250,486
                                                        =====   ===============
----------
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2006, and have an aggregate market value of $10,949,000, representing 4.4% of the total net assets of the Fund (collateral value $11,338,000).
  +   Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

      GLOSSARY OF TERMS

ADR   -- American Depositary Receipt

                     See Notes to Portfolio of Investments.                    7

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS - 94.7%

   CONSUMER DISCRETIONARY - 11.4%

      AUTOMOBILES & COMPONENTS - 1.6%
         69,000  Monaco Coach Corporation** ..................  $            768
         15,700  Toyota Motor Corporation, Sponsored ADR .....             1,710
                                                                ----------------
                                                                           2,478
                                                                ----------------
      CONSUMER DURABLES & APPAREL - 1.8%
          9,024  Columbia Sportswear Company+** ..............               504
          9,300  KB Home .....................................               407
         21,200  Mattel, Inc. ................................               418
         17,325  NIKE Inc., Class B ..........................             1,518
                                                                ----------------
                                                                           2,847
                                                                ----------------
      CONSUMER SERVICES - 3.5%
         11,488  Ambassadors Group, Inc.** ...................               325
         59,000  Hilton Hotels Corporation ...................             1,643
        101,960  Red Lion Hotels Corporation+ ................             1,097
         75,440  Starbucks Corporation+ ......................             2,569
                                                                ----------------
                                                                           5,634
                                                                ----------------
      MEDIA - 3.7%
         24,000  Getty Images, Inc.+** .......................             1,192
         22,650  McClatchy Company, Class A ..................               956
         60,200  Univision Communications Inc., Class A+** ...             2,067
         57,670  Walt Disney Company .........................             1,783
                                                                ----------------
                                                                           5,998
                                                                ----------------
      RETAILING - 0.8%
         13,500  Blue Nile, Inc.+** ..........................               491
         14,270  Building Materials Holding Corporation** ....               371
         10,300  Nordstrom, Inc. .............................               436
                                                                ----------------
                                                                           1,298
                                                                ----------------
                 Total Consumer Discretionary ................            18,255
                                                                ----------------
   CONSUMER STAPLES - 6.5%

      FOOD & STAPLES RETAILING - 2.0%
         51,020  Costco Wholesale Corporation ................             2,535
         28,190  Kroger Company** ............................               652
                                                                ----------------
                                                                           3,187
                                                                ----------------
      FOOD, BEVERAGE & TOBACCO - 1.3%
          9,300  Archer Daniels Midland Company ..............               353
         25,500  PepsiCo, Inc. ...............................             1,664
                                                                ----------------
                                                                           2,017
                                                                ----------------
      HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
         13,600  Central Garden & Pet Company+** .............               656
         25,870  Clorox Company ..............................             1,630
          9,200  Colgate-Palmolive Company ...................               571
         17,700  Estee Lauder Companies Inc., Class A ........               714
         25,300  Procter & Gamble Company ....................             1,568
                                                                ----------------
                                                                           5,139
                                                                ----------------
                 Total Consumer Staples ......................            10,343
                                                                ----------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

   ENERGY - 7.0%
         12,000  Apache Corporation ..........................  $            758
         36,000  Berry Petroleum Company, Class A** ..........             1,014
          6,700  CARBO Ceramics Inc. .........................               241
         56,588  Chevron Corporation .........................             3,670
         14,700  ExxonMobil Corporation ......................               986
         77,200  Nabors Industries Ltd. (F)+ .................             2,297
         46,800  Occidental Petroleum Corporation ............             2,252
                                                                ----------------
                 Total Energy ................................            11,218
                                                                ----------------
   FINANCIALS - 16.7%

      BANKS - 10.4%
         13,300  Bank of America Corporation .................               712
         24,000  Banner Corporation** ........................               985
         16,500  City National Corporation ...................             1,106
         21,100  Countrywide Financial  Corporation ..........               739
         45,000  East West Bancorp, Inc.** ...................             1,782
         27,100  Greater Bay Bancorp .........................               765
          8,400  Pacific Capital Bancorp .....................               227
         63,600  U.S. Bancorp ................................             2,113
         17,400  UCBH Holdings, Inc.** .......................               304
         12,500  UnionBanCal Corporation .....................               761
          6,200  United PanAm Financial Corporation+ .........                96
         80,997  Washington Federal, Inc.** ..................             1,818
        146,046  Wells Fargo & Company .......................             5,284
                                                                ----------------
                                                                          16,692
                                                                ----------------
      DIVERSIFIED FINANCIALS - 4.8%
        132,000  Charles Schwab Corporation ..................             2,363
         41,500  Citigroup Inc. ..............................             2,061
         29,000  Franklin Resources, Inc. ....................             3,067
          3,955  Piper Jaffray Companies, Inc.+ ..............               240
                                                                ----------------
                                                                           7,731
                                                                ----------------
      INSURANCE - 1.5%
          6,000  Safeco Corporation ..........................               353
         45,500  StanCorp Financial Group, Inc. ..............             2,031
                                                                ----------------
                                                                           2,384
                                                                ----------------
                 Total Financials ............................            26,807
                                                                ----------------
   HEALTH CARE - 16.2%

      HEALTH CARE EQUIPMENT & SERVICES - 7.7%
          5,800  Affymetrix, Inc.+** .........................               125
         22,700  AMN Healthcare Services, Inc.+ ..............               539
         21,200  Applera Corporation-Applied Biosystems
                    Group ....................................               702
          3,100  C.R. Bard, Inc. .............................               233
         15,200  Caremark Rx, Inc. ...........................               861
          2,500  Cooper Companies, Inc. ......................               134
         21,200  DaVita, Inc.+ ...............................             1,227
          7,180  Health Net, Inc.+ ...........................               312
          1,400  IRIS International Inc.+** ..................                16
         18,100  McKesson Corporation ........................               954
          7,200  Mentor Corporation ..........................               363

8                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------
COMMON STOCKS (CONTINUED)
  HEALTH CARE (CONTINUED)
    HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
         76,000  OraSure Technologies, Inc.+** ...............  $            611
         24,000  ResMed Inc.+ ................................               966
         57,625  SonoSite, Inc.+** ...........................             1,637
          5,000  Stryker Corporation .........................               248
         34,500  Varian Medical Systems, Inc.+ ...............             1,842
         27,600  VCA Antech, Inc.+ ...........................               995
          7,300  Zimmer Holdings, Inc.+ ......................               493
                                                                ----------------
                                                                          12,258
                                                                ----------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 8.5%
         21,900  Abbott Laboratories .........................             1,063
         26,512  Allergan, Inc. ..............................             2,985
         30,607  Amgen, Inc.+ ................................             2,189
          9,300  Amylin Pharmaceuticals, Inc.+ ...............               410
         23,400  CV Therapeutics, Inc.+** ....................               261
         38,000  Dendreon Corporation+** .....................               170
         14,441  Eden Bioscience Corporation+ ................                 9
         20,500  Genentech, Inc.+ ............................             1,695
          5,000  Gilead Sciences, Inc.+ ......................               343
         22,855  ICOS Corporation+** .........................               573
         25,000  Johnson & Johnson ...........................             1,623
         11,300  Martek Biosciences Corporation+** ...........               243
          9,000  Neurocrine Biosciences, Inc.+** .............                97
         45,400  Pfizer Inc. .................................             1,288
         27,000  Watson Pharmaceuticals, Inc.+ ...............               707
                                                                ----------------
                                                                          13,656
                                                                ----------------
                 Total Health Care ...........................            25,914
                                                                ----------------
   INDUSTRIALS - 14.8%

      CAPITAL GOODS - 10.7%
         43,911  Boeing Company ..............................             3,462
         16,000  Cascade Corporation** .......................               730
          2,200  Ceradyne, Inc.+ .............................                90
         28,600  Dionex Corporation+ .........................             1,457
         25,803  Electro Scientific Industries, Inc.+ ........               532
          4,300  Granite Construction Inc. ...................               229
         33,300  Greenbrier Companies, Inc. ..................               966
         29,700  Jacobs Engineering Group Inc.+ ..............             2,220
         25,800  Northrop Grumman Corporation ................             1,756
         62,500  PACCAR Inc. .................................             3,564
         18,600  Precision Castparts Corporation .............             1,175
         37,000  Simpson Manufacturing Company, Inc.** .......             1,000
                                                                ----------------
                                                                          17,181
                                                                ----------------
      COMMERCIAL SERVICES & SUPPLIES - 1.4%
          4,100  Avery Dennison Corporation ..................               247
         22,000  Copart, Inc.+ ...............................               620
         31,000  Robert Half International Inc. ..............             1,053
          6,300  Waste Connections, Inc.+** ..................               239
                                                                ----------------
                                                                           2,159
                                                                ----------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

      TRANSPORTATION - 2.7%
         37,460  Alaska Air Group, Inc.+ .....................  $          1,425
         44,100  Cathay Pacific Airways Ltd., Sponsored
                    ADR ......................................               452
         56,300  Expeditors International of  Washington, Inc.             2,510
                                                                ----------------
                                                                           4,387
                                                                ----------------
                 Total Industrials ...........................            23,727
                                                                ----------------
   INFORMATION TECHNOLOGY - 17.7%

      COMMUNICATIONS EQUIPMENT - 1.9%
        102,200  Cisco Systems, Inc.+ ........................             2,350
         10,300  Polycom, Inc.+** ............................               253
         14,000  QUALCOMM Inc. ...............................               509
                                                                ----------------
                                                                           3,112
                                                                ----------------
      COMPUTERS & PERIPHERALS - 2.0%
          6,900  Apple Computer, Inc.+ .......................               532
         48,500  Hewlett-Packard Company .....................             1,780
          5,700  InFocus Corporation+ ........................                16
         10,900  Intermec Inc.+** ............................               287
          5,000  Network Appliance, Inc.+ ....................               185
         20,000  QLogic Corporation+ .........................               378
                                                                ----------------
                                                                           3,178
                                                                ----------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
          3,000  Itron, Inc.+** ..............................               167
         39,820  Tektronix, Inc. .............................             1,152
         10,100  Trimble Navigation Ltd.+ ....................               476
                                                                ----------------
                                                                           1,795
                                                                ----------------
      INTERNET SOFTWARE & SERVICES - 2.6%
        284,340  Art Technology Group, Inc.+** ...............               728
          3,000  Google, Inc., Class A+ ......................             1,205
         60,900  WatchGuard Technologies, Inc.+ ..............               259
         18,574  WebEx Communications, Inc.+ .................               725
         48,500  Yahoo! Inc.+ ................................             1,226
                                                                ----------------
                                                                           4,143
                                                                ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
         28,025  Applied Materials, Inc.** ...................               497
         19,300  Credence Systems Corporation+** .............                55
          5,700  Exar Corporation+ ...........................                76
         31,760  FEI Company+** ..............................               670
         75,830  Intel Corporation ...........................             1,560
          6,000  International Rectifier Corporation+ ........               209
         11,100  KLA-Tencor Corporation ......................               493
         73,780  Lattice Semiconductor Corporation+ ..........               503
         36,700  LSI Logic Corporation+ ......................               302
          4,800  Maxim Integrated Products, Inc. .............               135
         10,400  Novellus Systems, Inc.+** ...................               288
          4,800  NVIDIA Corporation+ .........................               142
         77,300  Pixelworks, Inc.+ ...........................               228
          7,100  SiRF Technology Holdings, Inc.+** ...........               170
                                                                ----------------
                                                                           5,328
                                                                ----------------

                     See Notes to Portfolio of Investments.                    9

--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)

      SOFTWARE - 6.8%
         70,000  Actuate Corporation+** ......................  $            309
         60,340  Adobe Systems, Inc.+ ........................             2,260
          4,000  Autodesk, Inc.+ .............................               139
         12,700  Electronic Arts, Inc.+ ......................               707
         28,000  Fair Isaac Corporation** ....................             1,024
          5,400  Mentor Graphics Corporation+ ................                76
        157,430  Microsoft Corporation .......................             4,303
         46,000  Quest Software, Inc.+** .....................               657
         24,390  RadiSys Corporation+ ........................               518
         19,000  Sybase, Inc.+ ...............................               461
         15,100  Symantec Corporation+** .....................               321
          2,000  Websense, Inc.+ .............................                43
                                                                ----------------
                                                                          10,818
                                                                ----------------
                 Total Information Technology ................            28,374
                                                                ----------------
      MATERIALS - 3.4%
          7,800  Cemex SA de CV, Sponsored ADR+ ..............               235
         25,000  Oregon Steel Mills, Inc.+ ...................             1,222
         43,430  Schnitzer Steel Industries, Inc., Class A ...             1,370
         14,300  Symyx Technologies, Inc.+ ...................               303
         36,735  Weyerhaeuser Company ........................             2,260
                                                                ----------------
                 Total Materials .............................             5,390
                                                                ----------------
      TELECOMMUNICATION SERVICES - 0.6%
         60,000  Sprint Nextel Corporation ...................             1,029
                                                                ----------------
      UTILITIES - 0.4%
         12,300  Sempra Energy ...............................               618
                                                                ----------------
                 Total Common Stocks
                    (Cost $112,606) ..........................           151,675
                                                                ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
         29,200  AMB Property Corporation ....................             1,609
          9,100  Essex Property Trust, Inc. ..................             1,105
         33,900  Health Care Property Investors, Inc.** ......             1,053
          7,500  Nationwide Health Properties, Inc.** ........               200
         29,700  Plum Creek Timber Company, Inc. .............             1,011
                                                                ----------------
                 Total REITs
                    (Cost $3,665) ............................             4,978
                                                                ----------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

REPURCHASE AGREEMENT - 2.0%
   (Cost $3,183)
$         3,183  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased
                    at $3,184,000 on 10/02/2006
                    (collateralized by U.S. Treasury
                    obligations, having various interest
                    rates and maturities, market value
                    $3,269,000) ..............................  $         3,183
                                                                ---------------

SHORT-TERM INVESTMENT - 11.5%
   (Cost $18,341)
$        18,341  Mellon GSL DBT II
                    Collateral Fund++ ........................           18,341
                                                                ---------------

TOTAL INVESTMENTS (Cost $137,795*) ...................  111.3%          178,177

OTHER ASSETS (LIABILITIES) (NET) .....................  (11.3)          (18,023)
                                                        -----   ---------------
NET ASSETS ...........................................  100.0%  $       160,154
                                                        =====   ===============

----------
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2006, and have an aggregate market value of $17,357,000, representing 10.8% of the total net assets of the Fund (collateral value $18,341,000).
  +   Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

      GLOSSARY OF TERMS

ADR   -- American Depositary Receipt

(F)   -- Foreign Shares

10                   See Notes to Portfolio of Investents.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT MID CAP STOCK FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                        VALUE
     SHARES                                                            (000s)
---------------                                                 ----------------

COMMON STOCKS - 93.5%

   CONSUMER DISCRETIONARY - 14.0%

      AUTOMOBILES & COMPONENTS - 2.0%
         29,200  Magna International Inc., Class A (F) .......  $          2,133
                                                                ----------------
      CONSUMER DURABLES & APPAREL - 2.0%
          6,600  Jones Apparel Group, Inc. ...................               214
        100,100  Mattel, Inc. ................................             1,972
                                                                ----------------
                                                                           2,186
                                                                ----------------
      CONSUMER SERVICES - 2.4%
         20,600  Papa John's International, Inc.+ ............               744
         34,800  Yum! Brands, Inc. ...........................             1,811
                                                                ----------------
                                                                           2,555
                                                                ----------------
      RETAILING - 7.6%
         68,300  Aaron Rents, Inc. ...........................             1,570
         62,700  Nordstrom, Inc. .............................             2,652
         54,200  Tiffany & Company ...........................             1,799
         51,400  Weight Watchers International, Inc. .........             2,279
                                                                ----------------
                                                                           8,300
                                                                ----------------
                 Total Consumer Discretionary ................            15,174
                                                                ----------------
   CONSUMER STAPLES - 1.4%

      FOOD, BEVERAGE & TOBACCO - 0.9%
         13,600  Dean Foods Company+ .........................               572
          8,700  J.M. Smucker Company ........................               417
                                                                ----------------
                                                                             989
                                                                ----------------
      HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
         13,200  Estee Lauder Companies Inc., Class A ........               532
                                                                ----------------
                 Total Consumer Staples ......................             1,521
                                                                ----------------
   ENERGY - 8.3%
         51,900  Cimarex Energy Company ......................             1,826
         67,000  Nabors Industries Ltd. (F)+ .................             1,993
         53,300  Noble Energy, Inc. ..........................             2,430
         10,000  Tesoro Corporation ..........................               580
         48,600  Tidewater Inc. ..............................             2,148
                                                                ----------------
                 Total Energy ................................             8,977
                                                                ----------------
   FINANCIALS - 19.3%

      BANKS - 4.9%
         30,626  North Fork Bancorporation, Inc. .............               877
         84,400  TCF Financial Corporation ...................             2,219
         97,750  Washington Federal, Inc. ....................             2,193
                                                                ----------------
                                                                           5,289
                                                                ----------------
      DIVERSIFIED FINANCIALS - 3.8%
         41,200  A.G. Edwards, Inc. ..........................             2,195
         23,500  Ambac Financial Group, Inc. .................             1,945
                                                                ----------------
                                                                           4,140
                                                                ----------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

      INSURANCE - 10.6%
        107,400  Fidelity National Financial, Inc. ...........  $          4,473
         97,500  HCC Insurance Holdings, Inc. ................             3,206
         48,600  Max Re Capital Ltd. (F)** ...................             1,116
         27,200  MGIC Investment Corporation .................             1,631
         24,891  PMI Group, Inc. .............................             1,091
                                                                ----------------
                                                                          11,517
                                                                ----------------
                 Total Financials ............................            20,946
                                                                ----------------
   HEALTH CARE - 11.6%

      HEALTH CARE EQUIPMENT & SERVICES - 10.0%
         16,200  AmerisourceBergen Corporation ...............               732
         35,100  Covance, Inc.+ ..............................             2,330
         51,100  Edwards Lifesciences Corporation+ ...........             2,381
         13,100  Express Scripts, Inc., Class A+ .............               989
         74,702  IMS Health Inc. .............................             1,990
         41,600  Universal Health Services, Inc., Class B ....             2,493
                                                                ----------------
                                                                          10,915
                                                                ----------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 1.6%
         84,925  Mylan Laboratories Inc. .....................             1,710
                                                                ----------------
                 Total Health Care ...........................            12,625
                                                                ----------------
   INDUSTRIALS - 16.2%

      CAPITAL GOODS - 6.2%
         64,500  Federal Signal Corporation ..................               984
         35,400  Lincoln Electric Holdings, Inc. .............             1,927
         40,950  PACCAR Inc.** ...............................             2,335
         27,300  Teleflex Inc. ...............................             1,519
                                                                ----------------
                                                                           6,765
                                                                ----------------
      COMMERCIAL SERVICES & SUPPLIES - 4.6%
         78,300  Allied Waste Industries, Inc.+** ............               882
         48,900  HNI Corporation .............................             2,033
         50,500  Republic Services, Inc. .....................             2,031
                                                                ----------------
                                                                           4,946
                                                                ----------------
      TRANSPORTATION - 5.4%
         36,800  Alaska Air Group, Inc.+ .....................             1,400
        104,700  AMR Corporation+** ..........................             2,423
         72,100  Continental Airlines, Inc., Class B+** ......             2,041
                                                                ----------------
                                                                           5,864
                                                                ----------------
                 Total Industrials ...........................            17,575
                                                                ----------------
   INFORMATION TECHNOLOGY - 12.1%

      COMPUTERS & PERIPHERALS - 3.7%
         72,000  Electronics for Imaging, Inc.+ ..............             1,647
         65,300  Network Appliance, Inc.+ ....................             2,417
                                                                ----------------
                                                                           4,064
                                                                ----------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
         40,700  Arrow Electronics, Inc.+ ....................             1,117
         33,500  Diebold, Inc.** .............................             1,458
                                                                ----------------
                                                                           2,575
                                                                ----------------

                     See Notes to Portfolio of Investments.                   11

----------------------------------------------------------------
VT MID CAP STOCK FUND

SEPTEMBER 30, 2006 (UNAUDITED)
----------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)

      IT SERVICES - 1.6%
         56,000  Acxiom Corporation ..........................  $          1,381
         18,900  Convergys Corporation+ ......................               390
                                                                ----------------
                                                                           1,771
                                                                ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
         86,650  Microchip Technology Inc. ...................             2,809
                                                                ----------------
      SOFTWARE - 1.8%
         58,500  BMC Software Inc.+ ..........................             1,592
         19,600  Synopsys, Inc.+ .............................               387
                                                                ----------------
                                                                           1,979
                                                                ----------------
                 Total Information Technology ................            13,198
                                                                ----------------
   MATERIALS - 5.6%
         31,800  Cabot Corporation** .........................             1,183
         54,200  Lubrizol Corporation ........................             2,478
         91,300  Valspar Corporation .........................             2,429
                                                                ----------------
                 Total Materials .............................             6,090
                                                                ----------------
   TELECOMMUNICATION SERVICES - 0.5%
          8,600  United States Cellular Corporation+ .........               513
                                                                ----------------
   UTILITIES - 4.5%
        105,800  NiSource Inc. ...............................             2,300
         57,700  Pinnacle West Capital Corporation ...........             2,600
                                                                ----------------
                 Total Utilities .............................             4,900
                                                                ----------------
                 Total Common Stocks
                    (Cost $70,643) ...........................           101,519
                                                                ----------------

REAL ESTATE INVESTMENT TRUST (REIT) - 2.3%
   (Cost $1,541)
         51,000  General Growth Properties, Inc. .............             2,430
                                                                ----------------

   PRINCIPAL
     AMOUNT                                                           VALUE
     (000s)                                                          (000s)
---------------                                                 ----------------

REPURCHASE AGREEMENT - 4.3%
   (Cost $4,685)
$         4,685  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $4,687,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations having
                    various interest rates and maturities,
                    market value $4,811,000) .................  $        4,685
                                                                --------------

SHORT-TERM INVESTMENT - 8.1%
   (Cost $8,800)
          8,800  Mellon GSL DBT II
                    Collateral Fund++ ........................            8,800
                                                                ---------------

TOTAL INVESTMENTS (Cost $85,669*) ..................... 108.2%          117,434

OTHER ASSETS (LIABILITIES) (NET) ......................  (8.2)           (8,874)
                                                        -----   ---------------
NET ASSETS ............................................ 100.0%  $       108,560
                                                        =====   ===============

----------
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2006, and have an aggregate market value of $8,518,000, representing 7.8% of the total net assets of the Fund (collateral value $8,800,000).
  +   Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

      GLOSSARY OF TERMS

(F)   -- Foreign Shares

12                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

COMMON STOCKS - 97.7%

   CONSUMER DISCRETIONARY - 14.0%

      CONSUMER DURABLES & APPAREL - 0.5%
          6,030  Harman International Industries, Inc. .......  $            503
         12,730  Polo Ralph Lauren Corporation ...............               824
                                                                ----------------
                                                                           1,327
                                                                ----------------
      CONSUMER SERVICES - 2.1%
         10,940  Las Vegas Sands Corporation+ ................               748
         48,840  MGM Mirage+** ...............................             1,929
          5,530  Panera Bread Company, Class A+** ............               322
         12,080  Scientific Games Corporation, Class A+ ......               384
         86,645  Starbucks Corporation+ ......................             2,950
                                                                ----------------
                                                                           6,333
                                                                ----------------
      MEDIA - 3.0%
         74,855  Comcast Corporation, Special Class A+** .....             2,755
        158,128  Time Warner, Inc. ...........................             2,883
         85,300  Walt Disney Company .........................             2,637
         45,880  XM Satellite Radio Holdings, Inc., Class A+**               591
                                                                ----------------
                                                                           8,866
                                                                ----------------
      RETAILING - 8.4%
        146,100  Amazon.com, Inc.+ ...........................             4,693
         16,490  Best Buy Company, Inc. ......................               883
        161,170  eBay, Inc.+ .................................             4,571
         93,510  Home Depot, Inc. ............................             3,391
        143,832  IAC/InterActiveCorp+** ......................             4,137
         11,490  J.C. Penney Company, Inc. (Holding Company) .               786
         13,200  Kohl's Corporation+ .........................               857
         37,850  Lowe's Companies, Inc. ......................             1,062
         39,090  Nordstrom, Inc. .............................             1,653
         94,040  Staples, Inc. ...............................             2,288
         16,230  Target Corporation ..........................               897
                                                                ----------------
                                                                          25,218
                                                                ----------------
                 Total Consumer Discretionary ................            41,744
                                                                ----------------
   CONSUMER STAPLES - 8.8%

      FOOD & STAPLES RETAILING - 1.8%
         32,620  CVS Corporation .............................             1,048
         80,825  Sysco Corporation ...........................             2,703
         30,100  Whole Foods Market, Inc.+ ...................             1,789
                                                                ----------------
                                                                           5,540
                                                                ----------------
      FOOD, BEVERAGE & TOBACCO - 4.0%
         59,840  Cadbury Schweppes PLC (F) ...................               637
         56,300  Coca-Cola Company ...........................             2,516
          4,111  Nestle SA (F) ...............................             1,433
         75,840  PepsiCo, Inc. ...............................             4,949
         53,725  Wm. Wrigley Jr. Company .....................             2,475
                                                                ----------------
                                                                          12,010
                                                                ----------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

      HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
        124,712  Procter & Gamble Company ....................  $          7,730
         27,750  Reckitt Benckiser PLC (F) ...................             1,150
                                                                ----------------
                                                                           8,880
                                                                ----------------
                 Total Consumer Staples ......................            26,430
                                                                ----------------
   ENERGY - 4.3%
         43,945  EOG Resources, Inc. .........................             2,859
          7,200  ExxonMobil Corporation ......................               483
         77,515  Halliburton Company .........................             2,205
         12,580  Kinder Morgan Management LLC+ ...............               531
         50,845  Occidental Petroleum Corporation ............             2,446
         25,650  Schlumberger Ltd. ...........................             1,591
         29,980  Smith International, Inc. ...................             1,163
         31,915  Valero Energy Corporation ...................             1,643
                                                                ----------------
                 Total Energy ................................            12,921
                                                                ----------------
   FINANCIALS - 12.1%

      BANKS - 0.2%
         12,190  Bank of America Corporation .................               653
                                                                ----------------
      DIVERSIFIED FINANCIALS - 8.8%
         65,175  American Express Company ....................             3,655
          3,190  Chicago Mercantile Exchange Holdings, Inc.**              1,526
         55,510  Fannie Mae ..................................             3,104
          4,930  Franklin Resources, Inc. ....................               521
          5,690  Goldman Sachs Group, Inc. ...................               963
         12,220  Legg Mason, Inc. ............................             1,232
         89,830  Merrill Lynch & Company, Inc. ...............             7,026
         36,200  Morgan Stanley ..............................             2,639
         22,900  Nomura Holdings, Inc. .......................               403
         12,400  Northern Trust Corporation ..................               725
         47,830  optionsXpress Holdings, Inc.** ..............             1,333
          8,630  SLM Corporation .............................               449
          8,770  T. Rowe Price Group, Inc. ...................               420
         38,524  UBS AG (F) ..................................             2,290
                                                                ----------------
                                                                          26,286
                                                                ----------------
      INSURANCE - 3.1%
         63,440  American International Group, Inc. ..........             4,204
             34  Berkshire Hathaway, Inc., Class A+ ..........             3,257
          8,000  Hartford Financial Services Group, Inc. .....               694
         13,840  Prudential Financial, Inc. ..................             1,055
                                                                ----------------
                                                                           9,210
                                                                ----------------
                 Total Financials ............................            36,149
                                                                ----------------
   HEALTH CARE - 21.0%

      HEALTH CARE EQUIPMENT & SERVICES - 6.3%
          7,620  Alcon, Inc. (F) .............................               873
         47,565  Caremark Rx, Inc. ...........................             2,696
         13,680  Covance, Inc.+ ..............................               908
         57,830  Coventry Health Care, Inc.+ .................             2,979
         14,050  Fisher Scientific International Inc.+ .......             1,099

                     See Notes to Portfolio of Investments.                   13

----------------------------------------------------------------
VT GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
----------------------------------------------------------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   HEALTH CARE (CONTINUED)

      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
         45,240  Medtronic, Inc. .............................  $          2,101
         13,550  Quest Diagnostics Inc. ......................               829
          8,787  Roche Holding AG-Genusschein (F) ............             1,519
         32,770  St. Jude Medical, Inc.+ .....................             1,157
         55,515  UnitedHealth Group Inc. .....................             2,731
         11,490  Varian Medical Systems, Inc.+ ...............               613
         19,545  Zimmer Holdings, Inc.+ ......................             1,319
                                                                ----------------
                                                                          18,824
                                                                ----------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 14.7%
        128,975  Amgen, Inc.+ ................................             9,226
         67,990  Biogen Idec Inc.+ ...........................             3,038
         42,150  Celgene Corporation+ ........................             1,825
         16,755  Eli Lilly & Company .........................               955
        105,355  Genentech, Inc.+ ............................             8,713
         14,610  Genzyme Corporation+ ........................               986
         44,915  Gilead Sciences, Inc.+ ......................             3,086
         66,030  Johnson & Johnson ...........................             4,288
         29,760  Novartis AG (F) .............................             1,737
         24,300  PDL BioPharma Inc.+** .......................               467
        190,675  Pfizer Inc. .................................             5,407
          5,280  Sanofi-Aventis Group (F) ....................               470
         37,450  Sanofi-Aventis, ADR .........................             1,665
          9,960  Sepracor Inc.+** ............................               482
         24,000  Shionogi & Company, Ltd. (F) ................               441
         31,682  Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR .............................             1,080
                                                                ----------------
                                                                          43,866
                                                                ----------------
                 Total Health Care ...........................            62,690
                                                                ----------------
   INDUSTRIALS - 5.7%

      CAPITAL GOODS - 4.6%
         13,300  Danaher Corporation** .......................               913
         23,080  Empresa Brasileira de Aeronautica SA, ADR ...               906
         12,900  Fastenal Company** ..........................               498
         13,000  General Dynamics Corporation ................               932
        217,103  General Electric Company ....................             7,664
         12,100  Lockheed Martin Corporation .................             1,041
          6,160  Rockwell Collins, Inc. ......................               338
          5,050  Textron Inc. ................................               442
         17,480  United Technologies Corporation .............             1,107
                                                                ----------------
                                                                          13,841
                                                                ----------------
      COMMERCIAL SERVICES & SUPPLIES - 0.5%
          5,890  Alliance Data Systems Corporation+ ..........               325
         11,450  Corporate Executive Board Company ...........             1,029
                                                                ----------------
                                                                           1,354
                                                                ----------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

      TRANSPORTATION - 0.6%
          8,770  Expeditors International of Washington, Inc.   $            391
         12,070  FedEx Corporation ...........................             1,312
                                                                ----------------
                                                                           1,703
                                                                ----------------
                 Total Industrials ...........................            16,898
                                                                ----------------
   INFORMATION TECHNOLOGY - 29.4%

      COMMUNICATIONS EQUIPMENT - 8.5%
        263,145  Cisco Systems, Inc.+ ........................             6,052
        119,925  Corning Inc.+ ...............................             2,927
         10,280  F5 Networks, Inc.+ ..........................               552
        112,100  Juniper Networks, Inc.+ .....................             1,937
        196,400  Motorola, Inc. ..............................             4,910
        160,870  QUALCOMM Inc. ...............................             5,848
         21,650  Research In Motion Ltd.+ ....................             2,223
         28,000  Telefonaktiebolaget LM Ericsson,
                   Sponsored ADR**............................               965
                                                                ----------------
                                                                          25,414
                                                                ----------------
      COMPUTERS & PERIPHERALS - 3.3%
         46,870  Apple Computer, Inc.+ .......................             3,610
        224,645  EMC Corporation+ ............................             2,691
         36,540  Hewlett-Packard Company .....................             1,341
         17,730  Network Appliance, Inc.+ ....................               656
         29,680  SanDisk Corporation+** ......................             1,589
                                                                ----------------
                                                                           9,887
                                                                ----------------
      INTERNET SOFTWARE & SERVICES - 4.9%
         74,700  Akamai Technologies, Inc.+ ..................             3,734
          9,130  Google, Inc., Class A+ ......................             3,670
        281,885  Yahoo! Inc.+ ................................             7,126
                                                                ----------------
                                                                          14,530
                                                                ----------------
      IT SERVICES - 1.3%
         31,970  Affiliated Computer Services, Inc., Class A+              1,658
         27,860  Automatic Data Processing, Inc. .............             1,319
         13,520  Cognizant Technology Solutions
                   Corporation, Class A+ .....................             1,001
                                                                ----------------
                                                                           3,978
                                                                ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
        108,615  Advanced Micro Devices, Inc.+ ...............             2,699
         42,000  Broadcom Corporation, Class A+ ..............             1,274
        136,080  Intel Corporation ...........................             2,799
         35,460  Marvell Technology Group Ltd.+ ..............               687
         23,560  Microchip Technology Inc. ...................               764
          7,746  Samsung Electronics Company Ltd., GDR .......             2,717
        202,238  Texas Instruments, Inc. .....................             6,725
                                                                ----------------
                                                                          17,665
                                                                ----------------

14                   See Notes to Portfolio of Investments.

----------------------------------------------------------------
VT GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
----------------------------------------------------------------

                                                                      VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)

      SOFTWARE - 5.5%
         74,770  Adobe Systems, Inc.+ ........................  $          2,800
         22,300  Amdocs Ltd. (F)+ ............................               883
         19,010  Autodesk, Inc.+ .............................               661
         71,030  Electronic Arts, Inc.+ ......................             3,955
          7,200  Global Payments, Inc. .......................               317
        146,293  Microsoft Corporation .......................             3,998
        124,920  Red Hat, Inc.+** ............................             2,634
         26,105  SAP AG, Sponsored ADR .......................             1,292
                                                                ----------------
                                                                          16,540
                                                                ----------------
                 Total Information Technology ................            88,014
                                                                ----------------
   MATERIALS - 1.1%
         44,970  Monsanto Company** ..........................             2,114
         21,920  Praxair, Inc. ...............................             1,297
                                                                ----------------
                 Total Materials .............................             3,411
                                                                ----------------
   TELECOMMUNICATION SERVICES - 0.8%
         11,500  America Movil SA de CV, ADR .................               453
         28,300  American Tower Corporation, Class A+ ........             1,033
         16,010  Crown Castle International Corporation+ .....               564
          5,680  NII Holdings, Inc.+ .........................               353
                                                                ----------------
                 Total Telecommunication Services ............             2,403
                                                                ----------------
   UTILITIES - 0.5%
         22,390  TXU Corporation .............................             1,400
                                                                ----------------
                 Total Common Stocks
                    (Cost $256,936) ..........................           292,060
                                                                ----------------
   PRINCIPAL
    AMOUNT                                                           VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------


U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 1.5%
   (Cost $4,400)
   FEDERAL HOME LOAN BANK (FHLB) - 1.5%
$         4,400  4.750% due 10/02/2006++ .....................  $         4,400
                                                                ---------------
REPURCHASE AGREEMENT - 0.8%
   (Cost $2,397)
          2,397  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $2,398,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations, having
                    various interest rates and
                    maturities, market value $2,462,000) .....            2,397
                                                                ---------------
SHORT-TERM INVESTMENT - 5.0%
   (Cost $15,009)
         15,009  Mellon GSL DBT II
                    Collateral Fund+++ .......................           15,009
                                                                ---------------

TOTAL INVESTMENTS (Cost $278,742*) ...................  105.0%          313,866

OTHER ASSETS (LIABILITIES) (NET) .....................   (5.0)          (14,997)
                                                        -----   ---------------
NET ASSETS ...........................................  100.0%  $       298,869
                                                        =====   ===============

----------
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2006, and have an aggregate market value of $14,490,000, representing 4.8% of the total net assets of the Fund (collateral value $15,009,000).
  +   Non-income producing security.
 ++   Rate represents annualized yield at date of purchase.
+++ Represents investment purchased with cash collateral for securities loaned.

      GLOSSARY OF TERMS

ADR   -- American Depositary Receipt

(F)   -- Foreign Shares

GDR   -- Global Depositary Receipt

                     See Notes to Portfolio of Investments.                   15

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SMALL CAP VALUE FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS - 78.8%

   CONSUMER DISCRETIONARY - 6.5%

      AUTOMOBILES & COMPONENTS - 2.6%
         47,300  Accuride Corporation+ .......................  $            521
         15,800  Tenneco, Inc.+ ..............................               369
                                                                ----------------
                                                                             890
                                                                ----------------
      CONSUMER DURABLES & APPAREL - 1.4%
         78,200  Lenox Group, Inc.+ ..........................               473
                                                                ----------------
      RETAILING - 2.5%
         49,200  Blockbuster Inc., Class A** .................               189
          2,437  Children's Place Retail Stores, Inc.+** .....               156
         60,600  Movie Gallery, Inc. .........................               119
         12,200  RC2 Corporation+ ............................               409
                                                                ----------------
                                                                             873
                                                                ----------------
                 Total Consumer Discretionary ................             2,236
                                                                ----------------
   CONSUMER STAPLES - 3.2%

      FOOD, BEVERAGE & TOBACCO - 1.5%
         27,300  B&G Foods Inc., EIS .........................               517
                                                                ----------------
      HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
         12,300  Central Garden & Pet Company+** .............               594
                                                                ----------------
                 Total Consumer Staples ......................             1,111
                                                                ----------------
   ENERGY - 5.3%
         16,100  Cimarex Energy Company ......................               567
         10,100  Comstock Resources, Inc.+ ...................               274
         14,800  Encore Acquisition Company+ .................               360
          3,800  Giant Industries, Inc.+ .....................               309
          8,700  St. Mary Land & Exploration Company .........               319
                                                                ----------------
                 Total Energy ................................             1,829
                                                                ----------------
   FINANCIALS - 16.8%

      BANKS - 9.8%
          5,500  BankUnited Financial Corporation, Class A ...               143
         13,780  Capital Corporation of the West .............               427
          4,100  Center Financial Corporation ................                98
         12,000  Dime Community Bancshares ...................               177
         20,400  F.N.B. Corporation ..........................               340
         14,700  FirstMerit Corporation ......................               341
         29,940  Oriental Financial Group, Inc. ..............               357
         46,800  TrustCo Bank Corporation NY .................               507
         16,920  U.S.B. Holding Company, Inc. ................               373
         27,000  Washington Federal, Inc.** ..................               606
                                                                ----------------
                                                                           3,369
                                                                ----------------
      INSURANCE - 7.0%
         12,600  Navigators Group, Inc.+ .....................               605
          5,500  Safety Insurance Group, Inc. ................               267
         13,300  State Auto Financial Corporation ............               406




                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

          4,800  Stewart Information Services Corporation ....  $            167
         31,300  United Fire & Casualty Company ..............               980
                                                                ----------------
                                                                           2,425
                                                                ----------------
                 Total Financials ............................             5,794
                                                                ----------------
   HEALTH CARE - 3.3%
      HEALTH CARE EQUIPMENT & SERVICES - 2.3%
         20,000  Kindred Healthcare, Inc.+ ...................               595
          6,100  LifePoint Hospitals, Inc.+ ..................               215
                                                                ----------------
                                                                             810
                                                                ----------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 1.0%
         22,400  Lannett Company, Inc.+ ......................               119
         12,000  Par Pharmaceutical Companies, Inc.+ .........               219
                                                                ----------------
                                                                             338
                                                                ----------------
                 Total Health Care ...........................             1,148
                                                                ----------------
   INDUSTRIALS - 17.2%
      CAPITAL GOODS - 6.2%
         14,100  DRS Technologies, Inc. ......................               616
          2,100  Gardner Denver Inc.+ ........................                69
         11,900  Griffon Corporation+** ......................               284
         12,100  Ladish Co., Inc.+ ...........................               349
        113,100  New Flyer Industries Inc. (F), IDS ..........               830
                                                                ----------------
                                                                           2,148
                                                                ----------------
      COMMERCIAL SERVICES & SUPPLIES - 1.7%
         22,400  McGrath RentCorp ............................               574
                                                                ----------------
      TRANSPORTATION - 9.3%
         11,200  Alaska Air Group, Inc.+ .....................               426
         23,300  AMR Corporation+** ..........................               539
         18,800  Continental Airlines, Inc., Class B+** ......               532
         11,000  Dampskibsselskabet TORM A/S, ADR ............               572
         66,200  Frontier Airlines Holdings, Inc.+** .........               546
          7,800  OMI Corporation .............................               170
         21,200  Ship Finance International Ltd. (F)** .......               422
                                                                ----------------
                                                                           3,207
                                                                ----------------
                 Total Industrials ...........................             5,929
                                                                ----------------
   INFORMATION TECHNOLOGY - 9.6%

      COMMUNICATIONS EQUIPMENT - 1.2%
         13,000  Bel Fuse Inc., Class B ......................               417
                                                                ----------------
      COMPUTERS & PERIPHERALS - 1.5%
         16,000  Electronics for Imaging, Inc.+ ..............               366
          7,700  Hutchinson Technology, Inc.+** ..............               162
                                                                ----------------
                                                                             528
                                                                ----------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
         40,200  LeCroy Corporation+ .........................               554
                                                                ----------------

16                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SMALL CAP VALUE FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)

      IT SERVICES - 1.0%
         43,300  Lionbridge Technologies, Inc.+ ..............  $            330
                                                                ----------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
         76,500  Axcelis Technologies, Inc.+** ...............               540
         63,000  Credence Systems Corporation+ ...............               180
         38,100  PortalPlayer Inc.+ ..........................               430
                                                                ----------------
                                                                           1,150
                                                                ----------------
      SOFTWARE - 0.9%
         30,400  RealNetworks, Inc.+ .........................               323
                                                                ----------------
                 Total Information Technology ................             3,302
                                                                ----------------
   MATERIALS - 9.7%
         10,700  Century Aluminum Company+ ...................               360
          9,500  Headwaters, Inc.+** .........................               222
        188,000  Kingsgate Consolidated Ltd. (F)** ...........               643
         20,000  Metal Management, Inc. ......................               557
        367,200  Minara Resources Ltd. (F) ...................             1,116
         21,800  Randgold Resources Ltd., ADR+ ...............               444
                                                                ----------------
                 Total Materials .............................             3,342
                                                                ----------------
   TELECOMMUNICATION SERVICES - 6.1%
         30,100  Asia Satellite Telecommunications
                   Holdings Ltd., Sponsored ADR ..............               487
         16,400  Iowa Telecommunications Services Inc. .......               325
         23,500  Premiere Global Services, Inc.+ .............               204
         46,600  USA Mobility, Inc.+ .........................             1,064
                                                                ----------------
                 Total Telecommunication Services ............             2,080
                                                                ----------------
   UTILITIES - 1.1%
         10,700  Suburban Propane Partners LP ................               361
                                                                ----------------
                 Total Common Stocks
                    (Cost $23,327) ...........................            27,132
                                                                ----------------

CANADIAN INCOME TRUSTS - 7.3%

      CONSUMER STAPLES - 2.5%

      FOOD, BEVERAGE & TOBACCO - 2.5%
         51,400  Arctic Glacier Income Fund (F)** ............               614
         24,500  Connors Brothers Income Fund (F) ............               236
                                                                ----------------
                                                                             850
                                                                ----------------
      ENERGY - 3.7%
         17,000  Harvest Energy Trust (F)** ..................               460
         20,500  Vermilion Energy Trust (F) ..................               603
          7,700  Zargon Energy Trust (F) .....................               222
                                                                ----------------
                                                                           1,285
                                                                ----------------
      INDUSTRIALS - 1.1%

      CAPITAL GOODS - 1.1%
         42,900  Versacold Income Fund (F) ...................               372
                                                                ----------------
                 Total Canadian Income Trusts
                    (Cost $1,815) ............................             2,507
                                                                ----------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.1%

         12,000  Entertainment Properties Trust ..............  $            592
         23,800  Equity Inns, Inc. ...........................               379
         10,400  Nationwide Health Properties, Inc. ..........               278
         21,200  OMEGA Healthcare Investors, Inc. ............               318
          9,700  Redwood Trust, Inc.** .......................               488
         30,500  Winston Hotels, Inc. ........................               376
                                                                ----------------
                 Total REITS
                    (Cost $1,757) ............................             2,431
                                                                ----------------
   CONTRACTS
---------------

PURCHASED PUT OPTIONS - 0.5%

          3,950  iShares Russell 2000 Index,
                   Expires January 2007 @ $49 ................                29
            400  iShares Russell 2000 Index,
                   Expires January 2007 @ $56 ................                12
            900  iShares Russell 2000 Index,
                   Expires January 2008 @ $55 ................               142
                                                                ----------------
                 Total Purchased Put Options
                    (Cost $887) ..............................               183
                                                                ----------------
   PRINCIPAL
     AMOUNT
     (000s)
---------------

REPURCHASE AGREEMENT - 6.2%
   (Cost $2,147)
$         2,147  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $2,148,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations, having
                    various interest rates and maturities,
                    market value $2,205,000) .................            2,147
                                                                ---------------
SHORT-TERM INVESTMENT - 15.0%
   (Cost $5,163)
          5,163  Mellon GSL DBT II
                    Collateral Fund++ ........................            5,163
                                                                ---------------
TOTAL INVESTMENTS (Cost $35,096*) ....................  114.9%           39,563

OTHER ASSETS (LIABILITIES) (NET) .....................  (14.9)           (5,120)
                                                        -----   ---------------
NET ASSETS ...........................................  100.0%  $        34,443
                                                        =====   ===============

----------
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2006, and have an aggregate market value of $4,888,000, representing 14.2% of the total net assets of the Fund (collateral value $5,163,000).
  +   Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

      GLOSSARY OF TERMS

ADR   -- American Depositary Receipt

EIS   -- Enhanced Income Security

(F)   -- Foreign Shares

IDS   -- Income Deposit Securities

                     See Notes to Portfolio of Investments.                   17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
    SHARES                                                           (000s)
---------------                                                 ----------------

COMMON STOCKS - 96.0%

   CONSUMER DISCRETIONARY - 17.6%

      CONSUMER DURABLES & APPAREL - 6.2%
          9,300  Carter's, Inc.+ .............................  $            245
          9,746  Charles & Colvard Ltd. ......................               111
         16,000  Coach, Inc.+ ................................               550
          7,512  Desarrolladora Homex SA de CV, ADR+ .........               284
         19,500  GMARKET Inc., ADR+ ..........................               284
         15,400  Iconix Brand Group, Inc.+ ...................               248
          5,300  Steven Madden, Ltd.+ ........................               208
         12,200  Under Armour, Inc., Class A+ ................               488
         15,700  Volcom, Inc.+ ...............................               354
                                                                ----------------
                                                                           2,772
                                                                ----------------
      CONSUMER SERVICES - 4.6%
         12,600  BJ's Restaurants Inc.+ ......................               277
          5,600  Chipotle Mexican Grill, Inc., Class A+ ......               278
          3,500  Ctrip.com International Ltd., ADR ...........               157
          6,200  LIFE TIME FITNESS, Inc.+ ....................               287
          4,200  Nutri System, Inc.+ .........................               262
          7,400  Shuffle Master, Inc.+ .......................               200
         14,553  Sonic Corporation+ ..........................               329
          8,400  WMS Industries Inc.+ ........................               246
                                                                ----------------
                                                                           2,036
                                                                ----------------
      MEDIA - 1.6%
         12,400  Focus Media Holding Ltd., ADR+ ..............               718
                                                                ----------------
      RETAILING - 5.2%
          6,800  Citi Trends Inc.+ ...........................               235
          8,183  Guitar Center, Inc.+ ........................               366
         12,600  Gymboree Corporation+ .......................               531
         14,022  Hibbett Sporting Goods, Inc.+ ...............               367
          5,500  Priceline.com Inc.+ .........................               202
          7,767  Stamps.com, Inc.+ ...........................               148
          4,403  Tractor Supply Company+ .....................               213
          9,100  Zumiez Inc.+ ................................               246
                                                                ----------------
                                                                           2,308
                                                                ----------------
                 Total Consumer Discretionary ................             7,834
                                                                ----------------
   CONSUMER STAPLES - 0.9%

      FOOD & STAPLES RETAILING - 0.9%
         14,400  Central European Distribution Corporation+ ..               337
          4,300  SunOpta, Inc.+                                               46
                                                                ----------------
                 Total Consumer Staples ......................               383
                                                                ----------------
   ENERGY - 8.6%
          8,800  Allis-Chalmers Energy Inc.+ .................               129
          8,800  ATP Oil & Gas Corporation+ ..................               325
         13,700  Basic Energy Services, Inc.+ ................               334
         14,700  Bronco Drilling Company, Inc.+ ..............               258
          6,400  CARBO Ceramics Inc. .........................               231
         20,500  Carrizo Oil & Gas, Inc.+ ....................               529
          4,800  Dril-Quip, Inc.+ ............................               325

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

          8,200  Hercules Offshore, Inc.+ ....................  $            255
         30,000  Input/Output, Inc.+ .........................               298
          4,900  Lufkin Industries, Inc. .....................               259
         24,900  Petrohawk Energy Corporation+ ...............               258
         14,900  Pioneer Drilling Company+ ...................               191
          6,756  Veritas DGC, Inc.+ ..........................               445
                                                                ----------------
                 Total Energy ................................             3,837
                                                                ----------------
   FINANCIALS - 5.3%

      BANKS - 1.5%
         11,400  Midwest Banc Holdings, Inc. .................               278
          8,000  Signature Bank+ .............................               248
          4,900  Sterling Financial Corporation ..............               159
                                                                ----------------
                                                                             685
                                                                ----------------
      DIVERSIFIED FINANCIALS - 1.7%
          7,000  Cowen Group, Inc.+ ..........................               111
         18,700  First Cash Financial Services, Inc.+ ........               385
         16,300  TradeStation Group, Inc.+ ...................               245
                                                                ----------------
                                                                             741
                                                                ----------------
      INSURANCE - 2.1%
         11,000  American Equity Investment Life Holding
                   Company ...................................               135
         18,700  Amerisafe Inc.+ .............................               183
         10,136  Delphi Financial Group, Inc., Class A .......               404
          7,300  United Fire & Casualty Company ..............               229
                                                                ----------------
                                                                             951
                                                                ----------------
                 Total Financials ............................             2,377
                                                                ----------------
   HEALTH CARE - 25.0%

      HEALTH CARE EQUIPMENT & SERVICES - 14.4%
          7,200  Abaxis, Inc.+ ...............................               168
          2,679  Adeza Biomedical Corporation+ ...............                44
          6,400  Advisory Board Company+ .....................               323
         15,794  Align Technology, Inc.+ .....................               180
         11,334  Allscripts Healthcare Solutions, Inc.+ ......               255
          9,588  ArthroCare Corporation+ .....................               449
          7,427  Aspect Medical Systems, Inc.+ ...............               127
          3,914  Centene Corporation+ ........................                64
         16,754  Conceptus, Inc.+ ............................               296
          7,696  Conor Medsystems, Inc.+ .....................               181
          5,700  Foxhollow Technologies Inc.+ ................               195
         11,500  HealthExtras, Inc.+ .........................               326
         15,900  Healthspring, Inc.+ .........................               306
          4,978  Healthways, Inc.+ ...........................               222
          7,900  Home Diagnostics, Inc.+ .....................               103
         12,300  Immucor, Inc.+ ..............................               276
         13,798  IntraLase Corporation+ ......................               272
         10,666  inVentiv Health Inc.+ .......................               342
         10,748  Kyphon, Inc.+ ...............................               402
          9,339  LCA-Vision, Inc. ............................               386
         20,300  Micrus Endovascular Corporation+ ............               263
         12,600  Natus Medical Inc.+ .........................               172

18                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   HEALTH CARE (CONTINUED)

      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
          3,100  Neurometrix Inc.+ ...........................  $             59
         13,600  Nighthawk Radiology Holdings, Inc.+ .........               260
          2,400  Palomar Medical Technologies, Inc.+ .........               101
         11,300  Spectranetics Corporation+ ..................               132
         13,797  Syneron Medical Ltd. (F)+ ...................               319
          6,000  Vital Images, Inc.+ .........................               190
                                                                ----------------
                                                                           6,413
                                                                ----------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 10.6%
         10,500  Adams Respiratory Therapeutics, Inc.+ .......               384
          5,900  Anadys Pharmaceuticals Inc.+ ................                17
         20,900  Aspreva Pharmaceuticals Corporation (F)+ ....               542
          9,300  Cardiome Pharma Corporation+ ................               108
          7,800  Combinatorx Inc.+ ...........................                49
         16,166  CV Therapeutics, Inc.+ ......................               180
          7,000  Digene Corporation+ .........................               302
         16,500  Keryx Biopharmaceuticals, Inc.+ .............               195
          4,750  Kos Pharmaceuticals, Inc.+ ..................               235
          3,100  LifeCell Corporation+ .......................               100
         16,038  MGI Pharma, Inc.+ ...........................               276
         25,800  Nastech Pharmaceutical Company Inc.+ ........               394
          8,269  Nektar Therapeutics+ ........................               119
         16,102  PDL BioPharma Inc.+ .........................               309
         18,000  Rigel Pharmaceuticals, Inc.+ ................               185
         18,237  Salix Pharmaceuticals Ltd.+ .................               247
         12,046  Sciele Pharma, Inc.+ ........................               227
         19,900  Telik, Inc.+ ................................               354
          9,368  United Therapeutics Corporation+ ............               492
                                                                ----------------
                                                                           4,715
                                                                ----------------
                 Total Health Care ...........................            11,128
                                                                ----------------
   INDUSTRIALS - 13.2%

      CAPITAL GOODS - 9.5%
         10,726  A.S.V., Inc.+ ...............................               160
          4,850  Bucyrus International, Inc. .................               206
         22,514  Ceradyne, Inc.+ .............................               925
         18,400  Dynamic Materials Corporation ...............               596
          6,100  ESCO Technologies Inc.+ .....................               281
         14,000  Essex Corporation+ ..........................               244
         15,800  Hexcel Corporation+ .........................               224
          7,500  Ladish Co., Inc.+ ...........................               217
          8,433  Lincoln Electric Holdings, Inc. .............               459
          8,100  NCI Building Systems, Inc.+ .................               471
         19,601  TurboChef Technologies, Inc.+ ...............               272
          9,100  Williams Scotsman International Inc.+ .......               194
                                                                ----------------
                                                                           4,249
                                                                ----------------
      COMMERCIAL SERVICES & SUPPLIES - 2.7%
          8,000  American Ecology Corporation ................               158
          5,126  CRA International Inc.+ .....................               244
          8,900  Kenexa Corporation+ .........................               225


                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

         12,103  LECG Corporation+ ...........................  $            227
          8,200  Portfolio Recovery Associates, Inc.+ ........               360
                                                                ----------------
                                                                           1,214
                                                                ----------------
      TRANSPORTATION - 1.0%
         16,000  Knight Transportation, Inc. .................               271
          5,805  Universal Truckload Services, Inc.+ .........               151
                                                                ----------------
                                                                             422
                                                                ----------------
                 Total Industrials ...........................             5,885
                                                                ----------------
   INFORMATION TECHNOLOGY - 24.6%

     COMMUNICATIONS EQUIPMENT - 4.7%
         19,900  ARRIS Group, Inc.+ ..........................               228
          7,200  Atheros Communications, Inc.+ ...............               130
         69,100  Finisar Corporation+ ........................               251
         16,200  Oplink Communinications, Inc.+ ..............               324
         15,000  Polycom, Inc.+ ..............................               368
         15,900  Powerwave Technologies, Inc.+ ...............               121
         15,500  Redback Networks Inc.+ ......................               215
         18,300  Sierra Wireless+ ............................               210
         30,600  Symmetricom, Inc.+ ..........................               247
                                                                ----------------
                                                                           2,094
                                                                ----------------
      COMPUTERS & PERIPHERALS - 1.4%
         22,900  Rackable Systems Inc.+ ......................               627
                                                                ----------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
         10,800  Daktronics, Inc. ............................               223
          8,300  Optimal Group Inc., Class A+ ................                98
                                                                ----------------
                                                                             321
                                                                ----------------
      INTERNET SOFTWARE & SERVICES - 4.3%
          9,706  Akamai Technologies, Inc.+ ..................               485
         22,689  aQuantive, Inc.+ ............................               536
         13,500  DealerTrack Holdings Inc.+ ..................               298
         14,536  Marchex, Inc., Class B+ .....................               223
          1,600  Travelzoo Inc.+ .............................                46
         19,303  ValueClick, Inc.+ ...........................               358
                                                                ----------------
                                                                           1,946
                                                                ----------------
      IT SERVICES - 2.5%
         16,485  Euronet Worldwide, Inc.+ ....................               405
         12,350  RightNow Technologies, Inc.+ ................               193
         16,800  VeriFone Holdings, Inc.+ ....................               479
                                                                ----------------
                                                                           1,077
                                                                ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
          5,200  Cymer, Inc.+ ................................               228
         12,900  Emulex Corporation+ .........................               234
          8,700  Ikanos Communications, Inc.+ ................               103
         15,700  Microsemi Corporation+ ......................               296
          9,000  SiRF Technology Holdings, Inc.+ .............               216
          6,900  Supertex, Inc.+ .............................               268
         16,625  Tessera Technologies, Inc.+ .................               578


                     See Notes to Portfolio of Investments.                   19

--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------
COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  (CONTINUED)

         38,898  Trident Microsystems, Inc.+ .................  $            905
          6,100  Varian Semiconductor Equipment
                   Associates, Inc.+ .........................               224
                                                                ----------------
                                                                           3,052
                                                                ----------------
      SOFTWARE - 4.1%
         18,000  Concur Technologies, Inc.+ ..................               262
          3,500  DivX, Inc.+ .................................                83
          4,000  FactSet Research Systems Inc. ...............               194
         16,100  FalconStor Software, Inc.+ ..................               124
         23,800  Informatica Corporation+ ....................               323
         14,836  Online Resources Corporation+ ...............               182
          3,800  Open Solutions Inc.+ ........................               110
         32,500  TIBCO Software Inc.+ ........................               292
         26,200  VASCO Data Security International, Inc.+ ....               271
                                                                ----------------
                                                                           1,841
                                                                ----------------
                 Total Information Technology ................            10,958
                                                                ----------------

   MATERIALS - 0.6%
         10,700  Zoltek Companies, Inc.+ .....................               273
                                                                ----------------

   UTILITIES - 0.2%
         12,700  Basin Water, Inc.+ ..........................               104
                                                                ----------------

                 Total Common Stocks
                    (Cost $37,648) ...........................            42,779
                                                                ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
         10,950  RAIT Investment Trust .......................               316
         15,400  Strategic Hotels & Resorts, Inc. ............               306
                                                                ----------------

                 Total REITS
                    (Cost $567) ..............................               622
                                                                ----------------
    PRINCIPAL
     AMOUNT                                                           VALUE
     (000s)                                                          (000s)
---------------                                                 ----------------

REPURCHASE AGREEMENT - 2.3%
   (Cost $1,025)
$        $1,025  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $1,025,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations, having
                    various interest rates and maturities,
                    market value $1,053,000) .................  $          1,025
                                                                ----------------
TOTAL INVESTMENTS (Cost $39,240*) ....................   99.7%            44,426

OTHER ASSETS (LIABILITIES) (NET) .....................    0.3                131
                                                        -----   ----------------
NET ASSETS ...........................................  100.0%  $         44,557
                                                        =====   ================

----------
     *   Aggregate cost for federal tax purposes.
     +   Non-income producing security.

         GLOSSARY OF TERMS

   ADR   -- American Depositary Receipt

   (F)   -- Foreign Shares

20                  See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS - 95.8%

   JAPAN - 23.1% ***
          9,800  Advantest Corporation** .....................  $            486
         27,000  AEON Company Ltd. ...........................               662
         30,000  Bank of Yokohama, Ltd. ......................               236
          9,900  Canon Inc. ..................................               516
         11,000  Daiichi Sankyo Company Ltd.**++ .............               312
         13,000  Daimaru, Inc. ...............................               161
         15,000  Daiwa House Industry Company Ltd. ...........               260
          6,800  DENSO CORPORATION ...........................               239
          3,200  Elpida Memory, Inc.+** ......................               145
          9,100  FANUC Ltd. ..................................               710
          2,100  Hirose Electric Company Ltd. ................               278
          8,400  Hoya Corporation** ..........................               316
             90  Japan Tobacco Inc. ..........................               350
          8,200  Kansai Electric Power Company Inc.** ........               189
         14,000  Kao Corporation** ...........................               373
          1,000  KEYENCE CORPORATION .........................               230
         18,500  Millea Holdings, Inc. .......................               643
         35,000  Mitsubishi Corporation** ....................               658
         35,000  Mitsubishi Estate Company Ltd. ..............               764
         48,000  Mitsubishi Heavy Industries Ltd.** ..........               199
             53  Mitsubishi UFJ Financial Group, Inc. ........               682
         17,000  Mitsui & Company Ltd.** .....................               216
         11,000  Mitsui Fudosan Company Ltd. .................               250
         14,000  Mitsui Sumitomo Insurance Company Ltd. ......               175
            193  Mizuho Financial Group, Inc. ................             1,497
          3,300  Murata Manufacturing Company Ltd.** .........               229
         15,000  NGK Spark Plug Company, Ltd.** ..............               298
          3,700  Nintendo Company Ltd. .......................               762
         32,000  Nippon Electric Glass Company, Ltd. .........               706
             53  Nippon Telegraph & Telephone Corporation ....               260
         89,800  Nissan Motor Company Ltd.** .................             1,006
         18,100  Nitto Denko Corporation .....................             1,073
         14,000  Nomura Holdings, Inc. .......................               246
          5,490  ORIX Corporation ............................             1,517
          2,500  Rohm Company Ltd. ...........................               232
          2,400  Shimamura Company Ltd. ......................               234
          7,000  Shin-Etsu Chemical Company Ltd. .............               447
          6,300  SMC Corporation .............................               834
         99,100  SOFTBANK Corporation** ......................             2,051
         28,000  Sompo Japan Insurance Inc. ..................               367
          4,442  Sony Corporation ............................               180
         53,000  Sumitomo Corporation** ......................               661
         84,000  Sumitomo Metal Industries, Ltd. .............               322
            295  Sumitomo Mitsui Financial Group, Inc. .......             3,097
         16,000  Sumitomo Realty & Development Company, Ltd. .               470
         54,500  Suzuki Motor Corporation ....................             1,384
          3,200  T&D Holdings, Inc. ..........................               232
          4,700  Takeda Pharmaceutical Company Ltd.** ........               293
          2,300  TDK Corporation .............................               184
         13,200  Tokyo Electric Power Company Inc.** .........               380
         10,800  Tokyo Electron Ltd. .........................               798

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

         61,000  Tokyo Gas Company Ltd. ......................  $            306
         66,000  Tokyu Corporation ...........................               454
        134,000  Toshiba Corporation** .......................               869
          3,100  Toyota Motor Corporation (F)** ..............               168
         13,000  Trend Micro Inc.** ..........................               381
         10,100  USHIO Inc. ..................................               218
            914  Yahoo! Japan Corporation** ..................               344
          5,500  Yamada Denki Company Ltd.** .................               551
         40,200  Yamato Holdings Company, Ltd. ...............               582
                                                                ----------------
                                                                          32,683
                                                                ----------------
   UNITED KINGDOM - 13.2%
          1,200  Anglo American PLC ..........................                50
          2,200  Anglo American PLC (F) ......................                92
         31,000  ARM Holdings PLC ............................                68
         30,400  AstraZeneca PLC .............................             1,900
         43,500  Astro All Asia Networks PLC .................                58
        133,400  BAE Systems PLC .............................               987
         20,200  Barclays PLC ................................               255
         14,637  BHP Billiton PLC ............................               253
         22,800  Brambles Industries PLC .....................               204
         12,000  British Land Company PLC ....................               306
         21,143  Cadbury Schweppes PLC (F) ...................               225
         72,800  HBOS PLC ....................................             1,441
         25,400  HSBC Holdings PLC ...........................               463
         23,200  Imperial Chemical Industries PLC ............               173
         15,600  Johnston Press PLC ..........................               119
          1,300  Kazakhmys PLC ...............................                28
         55,500  Kingfisher PLC ..............................               255
         37,200  Lloyds TSB Group PLC ........................               376
          1,600  Lonmin PLC ..................................                77
          3,200  Nikanor PLC+ ................................                34
         18,300  Pearson PLC .................................               261
         77,800  Reed Elsevier PLC ...........................               863
          7,400  Rio Tinto PLC ...............................               350
         74,500  Royal Bank of Scotland Group PLC++ ..........             2,565
         49,069  Royal Dutch Shell PLC, A Shares .............             1,616
          2,900  Royal Dutch Shell PLC, Class A, ADR .........               192
         21,700  Scottish & Southern Energy PLC ..............               535
         24,300  Smith & Nephew PLC ..........................               224
         31,000  Standard Chartered PLC ......................               794
         38,700  Tesco PLC ...................................               261
         63,000  TI Automotive Ltd., Class A+# ...............                 0
      1,290,798  Vodafone Group PLC (F) ......................             2,955
          9,400  Xstrata PLC .................................               388
         31,800  Yell Group PLC ..............................               355
                                                                ----------------
                                                                          18,723
                                                                ----------------
   FRANCE - 9.2%
          4,600  Accor SA** ..................................               314
          7,333  AXA Group ...................................               270
         12,650  BNP Paribas SA** ............................             1,361
         29,008  Bouygues SA++** .............................             1,552

                     See Notes to Portfolio of Investments.                   21

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   FRANCE (CONTINUED)
          3,700  Compagnie Generale des Etablissements
                   Michelin, Class B .........................   $           271
          3,500  Dassault Systemes SA** ......................               197
          2,000  Essilor International SA ....................               205
          3,000  Groupe Danone ...............................               421
          1,672  L'Air Liquide SA ............................               341
          7,000  L'Oreal SA ..................................               711
          5,800  Lafarge SA ..................................               749
          5,300  Renault SA ..................................               608
          6,900  Safran SA** .................................               139
         25,300  Sanofi-Aventis Group (F)** ..................             2,252
          9,800  Schneider Electric SA** .....................             1,093
          2,500  Societe Generale Group** ....................               398
          9,400  Thales SA ...................................               417
         12,060  Total SA** ..................................               791
          8,800  Veolia Environnement SA .....................               531
         10,400  Vivendi SA                                                  375
                                                                ----------------
                                                                          12,996
                                                                ----------------
   SWITZERLAND - 6.8%
          3,800  Adecco SA** .................................               229
         28,783  Compagnie Financiere Richemont AG, A Units ..             1,386
         11,905  Credit Suisse Group .........................               689
         14,907  Holcim Ltd.++** .............................             1,218
          3,775  Nestle SA (F) ...............................             1,316
         33,065  Novartis AG (F) .............................             1,930
          4,479  Roche Holding AG-Genusschein (F) ............               775
         15,182  Swiss Reinsurance Company ...................             1,162
          1,490  Swisscom AG .................................               496
          1,700  Synthes, Inc. ...............................               189
          3,674  UBS AG (F) ..................................               220
                                                                ----------------
                                                                           9,610
                                                                ----------------
   CANADA - 5.4%
         21,600  Abitibi-Consolidated Inc.** .................                54
         26,600  Alcan Inc.** ................................             1,033
          1,200  Banro Corporation++..........................                11
            400  Barrick Gold Corporation ....................                12
         29,300  Barrick Gold Corporation (F) ................               900
         25,900  Cameco Corporation ..........................               944
          3,200  Canadian Imperial Bank of Commerce** ........               241
         18,100  Canadian Natural Resources Ltd.** ...........               825
          4,000  CIC Energy Corporation+** ...................                26
          6,600  Finning International Inc. ..................               221
          8,600  Ivanhoe Mines Ltd.+ .........................                54
          3,300  Magna International Inc., Class A ...........               240
          5,600  Manulife Financial Corporation** ............               180
          9,800  Methanex Corporation ........................               238
          8,500  Potash Corporation of Saskatchewan Inc. .....               882
          4,500  Rogers Communications Inc., Class B .........               246
          5,200  Royal Bank of Canada ........................               230

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

          6,000  Shoppers Drug Mart Corporation** ............  $            245
          6,400  Suncor Energy Inc. ..........................               459
          3,500  Teck Cominco Ltd., Class B ..................               219
          5,900  TELUS Corporation** .........................               330
                                                                ----------------
                                                                           7,590
                                                                ----------------
   GERMANY - 4.1%
          2,900  Allianz AG ..................................               502
          6,200  Bayer AG ....................................               316
          4,100  Bayerische Motoren Werke (BMW) AG ...........               220
          7,700  Commerzbank AG ..............................               259
          2,200  Continental AG ..............................               255
          6,600  DaimlerChrysler AG ..........................               330
         19,400  Depfa Bank PLC ..............................               358
          1,900  Deutsche Bank AG ............................               230
          1,989  Deutsche Boerse AG ..........................               299
         11,400  Deutsche Post AG ............................               299
          2,900  SAP AG ......................................               575
          4,300  SAP AG, Sponsored ADR .......................               213
         10,900  Siemens AG ..................................               951
         11,200  Volkswagen AG** .............................               954
                                                                ----------------
                                                                           5,761
                                                                ----------------
   NETHERLANDS - 3.7%
         27,261  ABN AMRO Holding NV .........................               795
         22,759  AEGON NV ....................................               427
            876  Efes Breweries International, GDR+ ..........                28
          6,250  Heineken Holding NV .........................               246
         15,200  Heineken NV .................................               695
         39,831  ING Groep NV ................................             1,752
         57,700  Koninklijke (Royal) KPN NV ..................               736
         18,000  Reed Elsevier NV ............................               300
          8,200  Unilever NV .................................               202
                                                                ----------------
                                                                           5,181
                                                                ----------------
   SOUTH KOREA - 3.6% ***
         11,850  Asiana Airlines+ ............................                87
             70  Cheil Communications Inc. ...................                16
            300  Doosan Heavy Industries and Construction
                   Company Ltd. ..............................                12
          7,850  Doosan Infracore Company Ltd. ...............               156
          1,440  GS Engineering & Construction Corporation ...               101
          8,730  Hankook Tire Company Ltd. ...................               115
          1,960  Hyundai Development Company .................                87
            270  Hyundai Heavy Industries Company Ltd. .......                37
            120  Hyundai Mipo Dockyard Company Ltd. ..........                15
          1,020  Hyundai Mobis ...............................               105
          2,110  Hyundai Motor Company .......................               181
            250  Hyundai Steel Company .......................                 9
            520  Kia Motors Corporation ......................                 8
          5,230  Kookmin Bank ................................               412
          1,100  Kookmin Bank, Sponsored ADR .................                86
            580  LG Chem Ltd. ................................                23
          6,300  LG.Philips LCD Company Ltd., ADR+** .........               105

22                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   SOUTH KOREA (CONTINUED)
            180  Lotte Shopping Company Ltd. .................  $             64
            540  LS Cable Ltd. ...............................                20
          4,700  Macquarie Korea Infrastructure Fund++ .......                32
          4,200  Macquarie Korea Infrastructure Fund, GDR ....                28
             40  Nong Shim Company Ltd. ......................                11
            320  POSCO .......................................                83
            300  POSCO, ADR ..................................                19
          1,600  Pusan Bank ..................................                20
          3,407  Samsung Electronics Company Ltd. ............             2,391
          3,130  Samsung Engineering Company Ltd. ............               149
          1,760  Samsung Fire & Marine Insurance Company Ltd..               271
            140  Samsung Heavy Industries Company, Ltd. ......                 3
            730  Samsung SDI Company, Ltd. ...................                60
            430  Samsung Securities Company Ltd. .............                24
          3,140  Shinhan Financial Group Company Ltd. ........               142
            160  Shinsegae Company Ltd. ......................                83
            480  SK Corporation ..............................                32
          1,110  Sungshin Cement Company Ltd. ................                14
          1,300  Woori Finance Holdings Company Ltd. .........                27
                                                                ----------------
                                                                           5,028
                                                                ----------------
   SPAIN - 3.3%
          7,100  Altadis, SA .................................               337
         58,700  Banco Bilbao Vizcaya Argentaria SA** ........             1,359
         70,700  Banco Santander Central Hispano SA ..........             1,118
          2,600  Grupo Ferrovial, SA** .......................               209
          7,000  Iberdrola SA ................................               313
          7,500  Industria de Diseno Textil SA (Inditex) .....               350
         23,600  Repsol YPF SA ...............................               702
         19,769  Telefonica SA** .............................               343
                                                                ----------------
                                                                           4,731
                                                                ----------------
   TAIWAN - 2.4% ***
         95,000  Advanced Semiconductor Engineering Inc.+ ....                88
        119,880  Asia Cement Corporation .....................                87
         20,900  Asustek Computer Inc.++ .....................                49
          9,900  Asustek Computer Inc., GDR ..................                23
         12,084  AU Optronics Corporation, ADR ...............               172
         15,746  Cathay Financial Holding Company, Ltd. ......                32
          7,166  Cathay Financial Holding Company, Ltd., GDR++               144
          3,241  Chi Mei Optoelectronics Corporation, GDR ....                36
         26,000  China Life Insurance Company, Ltd.+ .........                13
          1,035  China Steel Corporation, GDR ................                18
          2,070  China Steel Corporation, Sponsored GDR ......                36
         45,920  Chinatrust Financial Holding Company Ltd. ...                34
          4,754  Chong Hong Construction Company, Ltd. .......                13
         42,000  Cosmos Bank Taiwan+ .........................                15
         66,524  CTCI Corporation ............................                42
         38,850  Delta Electronics Inc. ......................               111
        232,000  EVA Airways Corporation .....................                93

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

         24,000  Fubon Financial Holding Company, Ltd., GDR**   $            199
          2,400  High Tech Computer Corporation ..............                63
          4,800  Hon Hai Precision Industry Company Ltd.++ ...                29
         55,200  Hon Hai Precision Industry Company, Ltd., GDR               672
         12,100  MediaTek Inc. ...............................               115
         36,000  Mega Financial Holding Company, Ltd. ........                25
         37,000  President Chain Store Corporation ...........                80
          7,139  Quanta Computer Inc.++ ......................                10
          9,000  Siliconware Precision Industries Company ....                11
         59,000  SinoPac Financial Holdings Company, Ltd. ....                28
         65,400  Synnex Technology International Corporation .                58
        131,015  Taiwan Cement Corporation ...................                98
         91,520  Taiwan Semiconductor Manufacturing
                   Company Ltd., Sponsored ADR ...............               879
         36,706  Test-Rite International Company, Ltd. .......                20
         43,000  Tong Yang Industry Company, Ltd. ............                32
                                                                ----------------
                                                                           3,325
                                                                ----------------
   MEXICO - 2.3%
         53,100  America Movil SA de CV, ADR .................             2,091
         97,500  Carso Infraestructura y Construccion
                   SA de CV+ .................................                69
          1,200  Cemex SA de CV, Sponsored ADR+ ..............                36
         15,000  Controladora Comercial Mexicana SA de CV ....                30
         33,100  Empresas ICA SA de CV+ ......................               119
          9,600  Gruma SA, Class B ...........................                29
            300  Grupo Aeroportuario del Pacifico
                   SA de CV, ADR .............................                10
         10,300  Grupo FAMSA SA, Class A+,++ .................                27
         17,493  Grupo Financiero Banorte SA de CV ...........                55
          7,700  Grupo Financiero Inbursa SA de CV ...........                14
         12,400  Grupo Televisa SA, Sponsored ADR ............               264
         13,600  Impulsora del Desarrollo y el Empleo e
                   n America Latina, SA de CV+ ...............                13
         18,800  Kimberly-Clark de Mexico, SA de CV, Class A .                76
        132,900  Wal-Mart de Mexico SA de CV, Series V .......               452
                                                                ----------------
                                                                           3,285
                                                                ----------------
   HONG KONG - 2.1% ***
         96,800  Bank of East Asia, Ltd. .....................               442
        112,000  BOC Hong Kong (Holdings) Ltd. ...............               252
         39,000  Clear Media Ltd.+ ...........................                43
         66,000  Foxconn International Holdings Ltd.+ ........               203
          5,000  FU JI Food & Catering Services ..............                 8
         28,000  Guangdong Investment Ltd. ...................                11
         62,000  Hang Lung Group Ltd. ........................               160
        113,500  Hang Lung Properties Ltd. ...................               242
        144,000  Johnson Electric Holdings Ltd. ..............               126
          3,500  Kingboard Chemical Holdings Ltd. ............                13
        125,000  Li & Fung Ltd. ..............................               311

                     See Notes to Portfolio of Investments.                   23

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

COMMON STOCKS (CONTINUED)

   HONG KONG (CONTINUED)
          1,000  Melco International Development Ltd. ........  $              2
         74,000  Shangri-La Asia Ltd. ........................               164
         23,000  Sung Hung Kai Properties Ltd. ...............               251
         71,000  Swire Pacific Ltd., Class A .................               742
         24,000  TPV Technology Ltd. .........................                23
                                                                ----------------
                                                                           2,993
                                                                ----------------
   AUSTRALIA - 1.9% ***
         42,200  Amcor Ltd. ..................................               234
         15,876  Brambles Industries Ltd.** ..................               151
         50,012  Foster's Group Ltd. .........................               240
         74,105  Insurance Australia Group Ltd. ..............               291
          7,099  Macquarie Bank Ltd. .........................               366
         28,800  Promina Group Ltd. ..........................               127
         14,000  QBE Insurance Group Ltd. ....................               256
         50,128  Rinker Group Ltd. ...........................               519
         61,021  Telstra Corporation Ltd.** ..................               169
         24,986  Woolworths Ltd. .............................               377
                                                                ----------------
                                                                           2,730
                                                                ----------------
   SOUTH AFRICA - 1.9%
         11,400  ABSA Group Ltd. .............................               146
          1,200  Anglo Platinum Ltd. .........................               121
            900  AngloGold Ashanti Ltd. ......................                34
          1,700  AngloGold Ashanti Ltd., Sponsored ADR .......                64
          5,000  Aspen Pharmacare Holdings Ltd. ..............                22
         17,900  Aveng Ltd. ..................................                63
          1,828  Cashbuild Ltd. ..............................                10
          8,400  Edgars Consolidated Stores Ltd. .............                32
          8,400  FirstRand Ltd. ..............................                19
          8,600  Gold Fields Ltd. ............................               152
         14,800  Harmony Gold Mining Company Ltd.+ ...........               191
            900  Impala Platinum Holdings Ltd. ...............               149
         10,600  Massmart Holdings Ltd. ......................                77
          1,100  Mittal Steel South Africa Ltd. ..............                11
          1,000  Mr. Price Group Ltd. ........................                 2
         27,484  Murray & Roberts Holdings Ltd. ..............               113
         14,240  Mvelaphanda Resources Ltd.+ .................                62
          1,600  Naspers Ltd. ................................                25
         15,590  Network Healthcare Holdings Ltd. ............                25
          2,500  Platmin Ltd.+ ...............................                 9
          2,900  Sappi Ltd. ..................................                37
         35,600  Sasol Ltd. ..................................             1,170
         14,600  Standard Bank Group Ltd. ....................               146
          2,500  Truworths International Ltd. ................                 7
          3,014  Wilson Bayly Holmes-Ovcon Ltd. ..............                25
                                                                ----------------
                                                                           2,712
                                                                ----------------
   CHINA - 1.2% ***
         16,000  Advanced Semiconductor Manufacturing
                   Corporation, Class H+,++ ..................                 2
         18,000  Agile Property Holdings Ltd. ................                15

                                                                      VALUE
     SHARES                                                          (000s)
---------------                                                 ----------------

         25,700  Angang New Steel Company Ltd., Class H ......  $             20
         88,000  Anhui Conch Cement Company Ltd., Class H ....               174
        110,000  Beijing Capital International Airport
                   Company Ltd., Class H .....................                72
         10,000  Beijing Enterprises Holdings Ltd. ...........                19
         56,000  BOE Technology Group Company Ltd., Class B+ .                10
        112,000  China Construction Bank, Class H ............                49
         66,000  China Life Insurance Company Ltd., Class H ..               129
         85,000  China Mengniu Dairy Company Ltd. ............               143
          6,000  China Merchants Holdings International
                   Company Ltd. ..............................                18
         14,500  China Netcom Group Corporation Ltd. .........                26
         32,000  China Oilfield Services Ltd., Class H** .....                17
         10,000  China Overseas Land & Investment Ltd. .......                 8
         20,000  China Paradise Electronics Retail Ltd. ......                 5
         24,000  China Resources Enterprise Ltd. .............                52
         32,800  Chongqing Changan Automobile Company Ltd.,
                   Class B ...................................                17
          1,000  Ctrip.com International Ltd., ADR ...........                45
        110,000  Dalian Port (PDA) Company Ltd., Class H+,++ .                49
        398,000  Dongfeng Motor Corporation Ltd., Class H+ ...               161
         48,000  GOME Electrical Appliances Holdings Ltd. ....                39
         18,000  Guangzhou Shipyard International Company Ltd.,
                   Class H+ ..................................                17
        202,000  Lenovo Group Ltd.** .........................                79
         12,000  Li Ning Company Ltd. ........................                14
         22,000  Lianhua Supermarket Holdings Ltd., Class H ..                25
            900  Mindray Medical International Ltd., ADR+ ....                15
         89,000  Nine Dragons Paper Holdings Ltd.+ ...........               101
        144,000  PetroChina Company Ltd., Class H ............               155
         40,000  Shanghai Forte Land Company Ltd., Class H ...                14
         94,000  Shanghai Prime Machinery Company Ltd.,
                   Class H+,++ ...............................                30
         76,000  Tsingtao Brewery Company Ltd., Class H ......               102
         12,000  Weichai Power Company Ltd., Class H .........                28
          8,000  Weiqiao Textile Company Ltd., Class H .......                11
         17,000  Wumart Stores, Inc., Class H** ..............                59
          9,000  ZTE Corporation, Class H** ..................                33
                                                                ----------------
                                                                           1,753
                                                                ----------------
   INDIA - 1.1%
         47,300  Gujarat Ambuja Cements Limited, Sponsored GDR               120
         20,400  Infosys Technologies Ltd., Sponsored ADR ....               974
         11,600  McDowell & Company Ltd., GDR+ ...............                78
          1,500  Reliance Energy Ltd., GDR ...................                48
          3,674  Reliance Industries Ltd., Sponsored GDR .....               188
          7,200  Wipro Ltd., ADR** ...........................                95
                                                                ----------------
                                                                           1,503
                                                                ----------------

24                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
   SHARES                                                            (000s)
------------                                                    ----------------

COMMON STOCKS (CONTINUED)

   RUSSIA - 1.0%
          1,000  Evraz Group SA, GDR, S Shares ...............  $             23
          3,100  Evraz Group SA, GDR, S Shares (F)++ .........                73
          3,618  Gazprom, Sponsored ADR (F) ..................               157
            500  Mining and Metallurgical Company
                   Norilsk Nickel, ADR .......................                63
          5,700  Mobile TeleSystems, Sponsored ADR ...........               215
          5,700  Novolipetsk Steel, GDR+,++ ..................               111
          7,564  Oao Rosneft Oil Company, GDR+ ...............                60
          1,700  Polyus Gold, ADR+ ...........................                75
          1,300  Pyaterochka Holding NV, GDR+,++ .............                26
          1,500  Pyaterochka Holding NV, GDR+ ................                30
          4,900  Unified Energy System of Russia, GDR++ ......               361
          3,300  Vimpel-Communications, Sponsored ADR+ .......               200
                                                                ----------------
                                                                           1,394
                                                                ----------------
   BRAZIL - 0.9%
          4,000  Banco Nossa Caixa SA ........................                80
          6,000  Companhia de Concessoes Rodoviarias .........                58
          7,000  Companhia de Saneamento de Minas
                   Gerais - Copasa MG ........................                65
          1,000  Companhia Siderurgica Nacional SA,
                   Sponsored ADR .............................                28
          2,600  Companhia Vale do Rio Doce, Sponsored ADR ...                56
          5,400  Empresa Brasileira de Aeronautica SA ........                53
          2,500  Empresa Brasileira de Aeronautica SA, ADR ...                98
          2,000  Gerdau SA, Sponsored ADR (F) ................                27
      1,378,000  Light SA+ ...................................                10
          2,300  Lojas Renner SA .............................               133
          2,000  Medial Saude SA+ ............................                22
          5,000  Natura Cosmeticos SA ........................                61
          5,210  Perdigao SA .................................                53
          2,000  Petroleo Brasiliero SA, ADR .................               150
          1,000  Porto Seguro SA .............................                21
          1,500  Submarino SA ................................                29
          2,000  Telemig Celular Participacoes SA, ADR** .....                74
     25,886,000  Tim Participacoes SA ........................               111
          2,800  Tim Participacoes SA, ADR ...................                78
            400  Unibanco - Uniao de Bancos Brasileiros
                   SA, GDR ...................................                30
            400  Usinas Siderurgicas de Minas Gerais SA ......                14
                                                                ----------------
                                                                           1,251
                                                                ----------------
   BELGIUM - 0.8%
         13,600  Fortis ......................................               552
         12,400  SES GLOBAL, FDR .............................               185
          6,300  UCB Group SA** ..............................               400
                                                                ----------------
                                                                           1,137
                                                                ----------------

                                                                      VALUE
   SHARES                                                            (000s)
------------                                                    ----------------

   SINGAPORE - 0.8% ***
         45,000  Banyan Tree Holdings Limited.+,++ ...........  $             24
         66,000  Bio-Treat Technology Ltd.** .................                29
         20,000  DBS Group Holdings Ltd. .....................               242
        392,554  Singapore Telecommunications Ltd.++ .........               605
         21,000  United Overseas Bank Ltd. ...................               215
         13,000  Yanlord Land Group Ltd.+,++ .................                11
                                                                ----------------
                                                                           1,126
                                                                ----------------
   INDONESIA - 0.8% ***
         32,000  PT Bank Central Asia Tbk ....................                17
        663,500  PT Bank Mandiri .............................               167
        168,500  PT Bank Rakyat Indonesia ....................                90
        119,000  PT Ciputra Surya Tbk ........................                10
        142,000  PT Medco Energi Internasional Tbk ...........                53
        167,000  PT Ramayana Lestari Sentosa Tbk .............                16
        787,000  PT Telekomunikasi Indonesia .................               721
                                                                ----------------
                                                                           1,074
                                                                ----------------
   SWEDEN - 0.8%
         12,900  Assa Abloy AB, B Shares .....................               240
          7,000  Atlas Copco AB, Class A .....................               184
          4,700  Scania AB, B Shares .........................               280
        103,000  Telefonaktiebolaget LM Ericsson, B Shares ...               357
                                                                ----------------
                                                                           1,061
                                                                ----------------
   FINLAND - 0.6%
          5,900  Neste Oil OYJ ...............................               172
         12,500  Nokia Oyj ...................................               248
         20,800  UPM-Kymmene Oyj .............................               494
                                                                ----------------
                                                                             914
                                                                ----------------
   ISRAEL - 0.6%
         19,000  Bank Hapoalim BM ............................                90
         20,136  Bank Leumi Le-Israel ........................                79
         38,300  Bezeq Israeli Telecommunication
                   Corporation Ltd. ..........................                48
          2,667  Mizrahi Tefahot Bank Ltd.+ ..................                16
          3,400  Partner Communications Company Ltd. .........                34
         18,200  Supersol Ltd.+ ..............................                57
         15,100  Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR .............................               515
                                                                ----------------
                                                                             839
                                                                ----------------
   TURKEY - 0.5%
         40,930  Akbank T.A.S. ...............................               210
          4,291  Anadolu Efes Biracilik ve Malt Sanayii AS ...               106
          7,900  Coca-Cola Icecek Uretim AS+ .................                39
          5,707  Dogan Yayin Holding AS+ .....................                18
          1,670  Enka Insaat ve Sanayi AS ....................                12
         10,104  Hurriyet Gazetecilik ve Matbaacilik AS                       25
          2,722  Migros Turk TAS .............................                27
          6,000  Selcuk Ecza Deposu Ticaret ve Sanayi AS+ ....                19
          6,618  Tupras-Turkiye Petrol Rafinerileri AS .......               102

                     See Notes to Portfolio of Investments.                   25

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
   SHARES                                                            (000s)
------------                                                    ----------------

COMMON STOCKS (CONTINUED)

    TURKEY (CONTINUED)
         25,252  Turkiye Garanti Bankasi AS ..................  $             75
         22,193  Turkiye Is Bankasi, Class C .................               118
                                                                ----------------
                                                                             751
                                                                ----------------
   MALAYSIA - 0.5% ***
         92,700  AirAsia BHD+ ................................                38
         71,800  Bumiputra-Commerce Holdings BHD .............               129
         19,100  EON Capital BHD .............................                30
          2,000  Genting BHD .................................                13
         57,800  IJM Corporation BHD .........................                97
         26,300  IOI Corporation BHD .........................               116
          6,400  Maxis Communications BHD ....................                15
         11,400  MISC BHD (F) ................................                27
          5,100  Naim Cendera Holdings BHD ...................                 4
          7,500  Resorts World BHD ...........................                23
         58,600  SP Setia BHD ................................                60
            300  Tanjong PLC (F) .............................                 1
         11,600  Tenaga Nasional BHD .........................                30
         17,700  Transmile Group BHD .........................                56
         24,200  UMW Holdings BHD ............................                48
                                                                ----------------
                                                                             687
                                                                ----------------
   ITALY - 0.5%
      45,900     Banca Intesa SpA ............................               302
       7,150     Eni SpA .....................................               212
       8,000     SanPaolo IMI SpA ............................               169
                                                                ----------------
                                                                             683
                                                                ----------------
   THAILAND - 0.5% ***
         55,800  Bank of Ayudhya PCL, NVDR ...................                25
         12,900  Banpu Public Comany Ltd., NVDR ..............                50
         41,600  Electricity Generating PCL, NVDR ............                89
         43,300  Kasikornbank PCL (F) ........................                79
         11,200  Kiatnakin Bank PCL, NVDR ....................                 9
        280,000  Krung Thai Bank PCL (F) .....................                85
         69,300  Major Cineplex Group PCL (F) ................                27
          7,200  Minor International PCL (F) .................                 2
         14,700  Ratchaburi Electricity Generating Holding
                   PCL (F) ...................................                14
          6,900  Siam City Cement PCL (F) ....................                43
         17,400  Thai Airways International PCL (F) ..........                22
        762,000  Thai Beverages PCL++ ........................               141
         27,200  Thanachart Capital PCL, NVDR ................                11
         17,500  TISCO Bank PCL (F) ..........................                10
         75,300  TISCO Bank PCL, NVDR ........................                45
                                                                ----------------
                                                                             652
                                                                ----------------
   IRELAND - 0.4%
      17,985     CRH PLC .....................................               607
                                                                ----------------
   EGYPT - 0.4%
          6,900  Commercial International Bank, GDR++ ........                55

                                                                      VALUE
   SHARES                                                            (000s)
------------                                                    ----------------

          4,300  Mobinil (Egyptian Mobile Phone Network) .....  $            120
          4,400  Orascom Construction Industries, GDR++ ......               384
          1,500  Vodafone Egypt Telecommunications Company SAE                25
                                                                ----------------
                                                                             584
                                                                ----------------
   DENMARK - 0.3%
          6,300  Novo Nordisk A/S, Class B ...................               468
                                                                ----------------
   AUSTRIA - 0.3%
          4,000  Erste Bank der Oesterreichischen Sparkassen AG              249
          1,000  Raiffeisen International Bank Holding AG ....               107
                                                                ----------------
                                                                             356
                                                                ----------------
   NORWAY - 0.2%
         16,200  DnB NOR ASA .................................               198
          7,284  Norske Skogindustrier ASA** .................               110
                                                                ----------------
                                                                             308
                                                                ----------------
   UNITED STATES - 0.2%
          2,000  CTC Media, Inc. (F)+ ........................                45
            200  Freeport-McMoRan Copper & Gold, Inc., Class B                11
          1,100  Net 1 UEPS Technologies, Inc.+ ..............                25
          7,932  News Corporation (F), CDI ...................               154
          1,900  Transmeridian Exploration Inc.+** ...........                 7
            500  Zoran Corporation+ ..........................                 8
                                                                ----------------
                                                                             250
                                                                ----------------
   GREECE - 0.2%
          6,300  Opap SA .....................................               212
                                                                ----------------
   PHILIPPINES - 0.1% ***
          1,700  Ayala Corporation ...........................                16
        169,100  Ayala Land, Inc.                                             48
            900  Philippine Long Distance Telephone Company,
                   Sponsored ADR** ...........................                39
          5,000  SM Investments Corporation ..................                25
         72,300  SM Prime Holdings Inc. ......................                12
                                                                ----------------
                                                                             140
                                                                ----------------
   POLAND - 0.1%
         12,000  Telekomunikacja Polska SA ...................                76
                                                                ----------------
   HUNGARY - 0.0%
          6,900  Magyar Telekom Telecommunications+ ..........                28
            400  MOL Magyar Olaj-es Gazipari Rt. .............                36
                                                                ----------------
                                                                              64
                                                                ----------------
   UNITED ARAB EMIRATES - 0.0%
          3,200  Kingdom Hotel Investments, GDR+ .............                26
          3,700  Kingdom Hotels Investments, GDR+ ............                31
                                                                ----------------
                                                                              57
                                                                ----------------

26                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
   SHARES                                                            (000s)
------------                                                    ----------------
COMMON STOCKS (CONTINUED)

   CHILE - 0.0%
          4,300  Embotelladora Andina SA, Class A, ADR .......  $             56
                                                                ----------------
   LUXEMBOURG - 0.0%
          2,100  Ternium SA, Sponsored ADR+ ..................                49
                                                                ----------------
   OMAN - 0.0%
          3,300  Bank Muscat SAOG, GDR .......................                38
                                                                ----------------
   CZECH REPUBLIC - 0.0%
          1,200  Telefonica 02 Czech Republic AS .............                24
                                                                ----------------
                 Total Common Stocks
                    (Cost $101,313) ..........................           135,462
                                                                ----------------

WARRANTS - 0.0%

         15,000  Baoshan Iron & Steel Company Ltd.,
                   Expires 01/21/2010+,++ ....................                 8
          8,100  Baosteel Company Ltd.,
                   Expires 06/02/2008+,++ ....................                 4
          2,700  Lehman- CW08 Anhui Conch Cement
                   Company Ltd., Expires 06/02/2008+,++ ......                 5
         61,000  UBS Beijing Yanjing Brewery,
                   Expires 06/07/2007+,++ ....................                63
                                                                ----------------
                 Total Warrants
                    (Cost $79) ...............................                80
                                                                ----------------
PREFERRED STOCKS - 0.7%

   BRAZIL - 0.6%
          1,000  Bradespar SA++ ..............................                33
          8,700  Companhia de Bebidas das Americas, ADR ......               395
      1,896,000  Companhia Energetica de Minas Gerais ........                75
     14,100,000  Companhia Energetica de Sao Paolo, Class B+ .               126
          4,000  Duratex SA++ ................................                45
         19,232  Itausa - Investimentos Itau SA ..............                79
          2,800  Usinas Siderurgicas de Minas Gerais SA,
                   Class A ...................................                83
         17,000  Weg SA ......................................                77
                                                                ----------------
                                                                             913
                                                                ----------------
   SOUTH KOREA - 0.1%
            130  Samsung Electronics Company Ltd. ............                68
                                                                ----------------
                 Total Preferred Stocks
                    (Cost $874) ..............................               981
                                                                ----------------
  PRINCIPAL
   AMOUNT                                                             VALUE
   (000s)                                                            (000s)
------------                                                    ----------------

FOREIGN GOVERNMENT BONDS - 0.1%
$            20  Federal Republic of Brazil, Note,
                   8.000% due 01/15/2018 .....................  $            22
            148  Republic of Argentina, Note,
                   5.830% due 12/31/2033 .....................               60
                                                                ---------------
                 Total Foreign Government Bonds
                    (Cost $82) ...............................               82
                                                                ---------------
REPURCHASE AGREEMENT - 3.1%
   (Cost $4,353)
          4,353  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $4,355,000 on 10/02/2006 (Collateralized
                    by U.S. Treasury obligations, having
                    various interest rates and maturities,
                    market value $4,470,000) .................            4,353
                                                                ---------------
SHORT-TERM INVESTMENT - 14.8%
   (Cost $20,940)
         20,940  Mellon GSL DBT II
                    Collateral Fund+++ .......................           20,940
                                                                ---------------
TOTAL INVESTMENTS (Cost $127,641*) .................... 114.5%          161,898

OTHER ASSETS (LIABILITIES) (NET) ...................... (14.5)          (20,481)
                                                        -----   ---------------
NET ASSETS ............................................ 100.0%  $       141,417
                                                        =====   ===============
----------
  *  Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2006, and have an aggregate market value of $19,652,000, representing 13.9% of the total net assets of the Fund (collateral value $20,940,000).
*** Investments in the areas of the Pacific Rim at September 30, 2006, are 36.9% of the total net assets of the Fund.
  +  Non-income producing security.
 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
+++  Represents investment purchased with cash collateral for securities loaned.
  # Security is restricted and illiquid. It was acquired on October 30, 2001, and has a value of $0.00 per share at September 30, 2006.

                   See Notes to Portfolio of Investments.                     27

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                              CONTRACTS TO RECEIVE

                                     (000s)                               NET
                 -------------------------------------------------    UNREALIZED
    EXPIRATION           LOCAL           VALUE IN      IN EXCHANGE   APPRECIATION
       DATE             CURRENCY          U.S. $        FOR U.S. $   OF CONTRACTS
    ----------   -------------------   ------------   ------------   ------------
    10/2/2006    GBP               9             16             16   $         --

    10/2/2006    JPY           7,086             60             60             --

    10/3/2006    GBP              19             36             36             --

    10/4/2006    JPY           3,432             29             29             --

    10/25/2006   AUD             596            444            441              3

    1/11/2007    JPY          42,095            362            361              1
                                                                     ------------

                                                                     $          4
                                                                     ============

                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                              CONTRACTS TO DELIVER

                                                                          NET
                                     (000s)                           UNREALIZED
                 -------------------------------------------------   APPRECIATION/
    EXPIRATION           LOCAL           VALUE IN     IN EXCHANGE    (DEPRECIATION)
       DATE             CURRENCY          U.S. $       FOR U.S. $     OF CONTRACTS
    ----------   -------------------   ------------   ------------   --------------
    10/2/2006    EUR              84            106            106   $           --

    10/2/2006    SGD              57             36             36               --

    10/3/2006    EUR             233            295            296                1

    10/3/2006    GBP              10             19             19               --

    10/4/2006    EUR               8             11             11               --

    10/5/2006    ZAR             566             73             81                8

    10/18/2006   ZAR             193             25             26                1

    10/25/2006   EUR             353            448            441               (7)

    1/11/2007    EUR             285            363            360               (3)
                                                                     --------------

                                                                     $           --
                                                                     ==============

                                                                     --------------
    Net Unrealized Appreciation of Forward Foreign
       Currency Contracts ........................................   $            4
                                                                     ==============

AT SEPTEMBER 30, 2006, SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                           % OF         VALUE
               SECTOR DIVERSIFICATION                   NET ASSETS     (000s)
               ----------------------                   ----------    ---------

COMMON STOCKS:

Banks ................................................        17.7%   $  25,039
Materials ............................................        10.7       15,130
Telecommunication Services ...........................         8.0       11,371
Capital Goods ........................................         6.7        9,455
Pharmaceuticals & Biotechnology ......................         6.5        9,183
Energy ...............................................         4.9        6,957
Automobiles & Components .............................         4.7        6,668
Semiconductors & Semiconductor Equipment .............         3.6        5,100
Insurance ............................................         3.6        5,088
Food, Beverage & Tobacco .............................         3.5        4,942
Diversified Financials ...............................         3.2        4,478
Electronic Equipment & Instruments ...................         2.5        3,527
Retailing ............................................         2.4        3,382
Media ................................................         2.4        3,379
Utilities ............................................         2.0        2,871
Internet Software & Services .........................         2.0        2,850
Consumer Durables & Apparel ..........................         1.9        2,718
Real Estate Investment Trusts (REITs) ................         1.9        2,634
Software .............................................         1.5        2,054
Commercial Services & Supplies .......................         1.3        1,873
Other ................................................         4.8        6,763
                                                        ----------    ---------
TOTAL COMMON STOCKS ..................................        95.8      135,462
WARRANTS .............................................         0.0           80
PREFERRED STOCKS .....................................         0.7          981
FOREIGN GOVERNMENT BONDS .............................         0.1           82
REPURCHASE AGREEMENT .................................         3.1        4,353
SHORT-TERM INVESTMENT ................................        14.8       20,940
                                                        ----------    ---------
TOTAL INVESTMENTS ....................................       114.5      161,898
OTHER ASSETS (LIABILITIES) (NET) .....................       (14.5)     (20,481)
                                                        ----------    ---------
NET ASSETS ...........................................       100.0%   $ 141,417
                                                        ==========    =========

                 -----------------------------------------------
                                GLOSSARY OF TERMS

                   ADR    -  American Depositary Receipt
                   AUD    -  Australian Dollar
                   CDI    -  CHESS Depositary Interest
                   CPO    -  Ordinary Participation Certificate
                   EUR    -  Euro
                   (F)    -  Foreign Shares
                   FDR    -  Fiduciary Depositary Receipt
                   GBP    -  Great Britain Pound Sterling
                   GDR    -  Global Depositary Receipt
                   JPY    -  Japanese Yen
                  NVDR    -  Non-Voting Depositary Receipt
                   SGD    -  Singapore Dollar
                   ZAR    -  South African Rand
                 -----------------------------------------------

28                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

CORPORATE BONDS AND NOTES - 69.5%

   FINANCIAL SERVICES - 15.3%
$         1,000  Berkshire Hathaway Inc., Note,
                    3.375% due 10/15/2008 ....................  $            966
          1,000  CIT Group, Inc., Sr. Note,
                    7.375% due 04/02/2007 ....................             1,010
          1,000  General Electric Capital Corporation, Note,
                    5.720% due 08/22/2011 ....................             1,009
            500  Goldman Sachs Group, Inc., Note,
                    4.125% due 01/15/2008 ....................               494
                 Household Finance Corporation, Note:
          1,500     5.750% due 01/30/2007 ....................             1,502
            250     7.875% due 03/01/2007 ....................               253
            500  Nuveen Investments, Inc., Sr. Note,
                    5.000% due 09/15/2010 ....................               491
          1,500  Rollins Truck Leasing Corporation, Deb.,
                    8.375% due 02/15/2007 ....................             1,516
                                                                ----------------
                                                                           7,241
                                                                ----------------
   BANKS - 8.5%
          1,000  Fifth Third Bank, Note,
                    2.700% due 01/30/2007 ....................               992
          1,000  JPMorgan Chase & Company, Note,
                    5.350% due 03/01/2007 ....................             1,000
          1,000  SB Treasury Company LLC, Bond,
                    9.400% to 06/30/2008;
                    10.925% due 12/29/2049** .................             1,063
          1,000  U.S. Bank N.A., Note,
                    2.850% due 11/15/2006 ....................               997
                                                                ----------------
                                                                           4,052
                                                                ----------------
   REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 6.6%
          1,000  CPG Partners LP, Note,
                    3.500% due 03/15/2009 ....................               961
            750  Developers Diversified Realty Corporation,
                    Sr. Note,
                    6.625% due 01/15/2008 ....................               760
            800  Duke-Weeks Realty Corporation, Note,
                    7.375% due 08/01/2007 ....................               810
            600  EOP Operating LP, Note,
                    7.750% due 11/15/2007 ....................               615
                                                                ----------------
                                                                           3,146
                                                                ----------------
   CABLE TV - 5.8%
          1,250  AOL Time Warner Inc., Note,
                    6.150% due 05/01/2007 ....................             1,255
          1,000  Cox Enterprises, Inc., Note,
                    4.375% due 05/01/2008** ..................               981
            500  Univision Communications Inc.,
                    Company Guarantee,
                    7.850% due 07/15/2011 ....................               498
                                                                ----------------
                                                                           2,734
                                                                ----------------
   TELECOMMUNICATIONS - 5.4%
          1,000  Koninklijke (Royal) KPN NV, Sr. Note,
                    8.000% due 10/01/2010 ....................             1,081
            500  TELUS Corporation, Note,
                    7.500% due 06/01/2007 ....................               507

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

$         1,000  Verizon Global Funding Corporation, Note,
                    4.000% due 01/15/2008 ....................  $            984
                                                                ----------------
                                                                           2,572
                                                                ----------------
   HEALTH CARE - 5.2%
          1,500  Amgen Inc., Sr. Note,
                    4.000% due 11/18/2009 ....................             1,455
          1,000  Cardinal Health, Inc., Note,
                    6.250% due 07/15/2008 ....................             1,014
                                                                ----------------
                                                                           2,469
                                                                ----------------
   UTILITIES - 5.2%
          1,000  Constellation Energy Group, Inc., Note,
                    6.350% due 04/01/2007 ....................             1,004
            350  Pacific Gas & Electric Company, First Mortgage,
                    3.600% due 03/01/2009 ....................               338
            350  Sempra Energy, Note,
                    4.750% due 05/15/2009 ....................               345
            750  Texas-New Mexico Power Company, Sr. Note,
                    6.250% due 01/15/2009 ....................               763
                                                                ----------------
                                                                           2,450
                                                                ----------------
   AUTO MANUFACTURING & PARTS - 4.2%
          1,000  Ford Motor Credit Company, Note,
                    6.500% due 01/25/2007 ....................               999
          1,000  Toyota Motor Credit Corporation, Note,
                    5.650% due 01/15/2007 ....................             1,001
                                                                ----------------
                                                                           2,000
                                                                ----------------
   GAMING/LEISURE - 4.2%
          1,000  Carnival Corporation, Company Guarantee,
                    3.750% due 11/15/2007 ....................               982
          1,000  Harrah's Operating Company, Inc., Company
                    Guarantee,
                    5.500% due 07/01/2010 ....................               986
                                                                ----------------
                                                                           1,968
                                                                ----------------
   SERVICES - 3.1%
          1,000  PHH Corporation, Note,
                    6.000% due 03/01/2008 ....................             1,002
            500  Sealed Air Corporation, Conv. Sr. Note,
                    3.000% due 06/30/2033** ..................               490
                                                                ----------------
                                                                           1,492
                                                                ----------------
   AIRLINES - 2.1%
          1,000  Southwest Airlines Company,
                    Pass-through Certificates,
                    5.496% due 11/01/2006 ....................             1,001
                                                                ----------------
   INFORMATION TECHNOLOGY - 1.6%
            750  Cisco Systems, Inc., Note,
                    5.250% due 02/22/2011 ....................               754
                                                                ----------------
   BUILDING PRODUCTS - 1.3%
            600  Mohawk Industries, Inc., Note, Series D,
                    7.200% due 04/15/2012 ....................               628
                                                                ----------------

                     See Notes to Portfolio of Investments.                   29

--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

CORPORATE BONDS AND NOTES (CONTINUED)

   FOOD - 1.0%
$           500  CVS Corporation, Note,
                    4.000% due 09/15/2009 ....................  $            483
                                                                ----------------
                 Total Corporate Bonds and Notes
                    (Cost $33,317) ...........................            32,990
                                                                ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 13.7%
          1,000  Banc of America Mortgage Securities, Inc.,
                    Pass-through Certificates,
                    Series 2003-6, Class 1A30,
                    4.750% due 08/25/2033 ....................               985
            848  Cendant Mortgage Corporation,
                    Series 2003-3P, Class A1,
                    5.500% due 04/25/2020** ..................               840
            873  Chase Mortgage Finance Corporation,
                    Series 2005-S1, Class 1A8,
                    5.500% due 05/25/2035 ....................               874
            487  Credit Suisse First Boston Mortgage
                    Securities Corporation, Pass-through
                    Certificates,
                    Series 2003-29, Class 4A1,
                    6.000% due 12/25/2033 ....................               491
                 Federal Home Loan Mortgage Corporation:
            374     Series 2552, Class KB,
                    4.250% due 06/15/2027 ....................               370
          1,000     Series 2811, Class NU,
                    4.500% due 05/15/2030 ....................               966
            801  Federal National Mortgage Association,
                    Series 2005-100, Class QA,
                    5.000% due 11/25/2035 ....................               792
            550  Government National Mortgage Association,
                    Series 2002-70, Class PA,
                    4.500% due 08/20/2032 ....................               527
            645  GSR Mortgage Loan Trust, Pass-through
                    Certificates,
                    Series 2005-1F, Class 2A1,
                    6.000% due 02/25/2035 ....................               649
                                                                ----------------
                 Total CMOs
                    (Cost $6,597) ............................             6,494
                                                                ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.0%
            892  Federal Home Loan Bank,
                    Series 00-0606, Class Y,
                    5.270% due 12/28/2012 ....................               892
                 Federal Home Loan Mortgage Corporation:
          1,000     Bond,
                    3.250% due 02/25/2008 ....................               975
          1,000     Note,
                    4.125% due 07/12/2010 ....................               974
            500  Federal National Mortgage Association, Note,
                    3.000% to 07/16/2006;
                    5.800% due 07/16/2013 ....................               500
                                                                ----------------
                 Total U.S. Government Agency Obligations
                    (Cost $3,384) ............................             3,341
                                                                ----------------

ASSET-BACKED SECURITIES (ABSS) - 5.5%
            416  Atlantic City Electric Transition Funding LLC,
                    Series 2003-1, Class A1,
                    2.890% due 07/20/2011 ....................               404

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

 $        1,000  Capital One Multi-Asset Execution Trust,
                    Series 2003-A6, Class A6,
                    2.950% due 08/17/2009 ....................  $          1,000
             80  Green Tree Financial Corporation,
                    Series 1995-6, Class B1,
                    7.700% due 09/15/2026 ....................                73
             36  Green Tree Home Improvement,
                    Series 1995-D, Class B2,
                    7.450% due 09/15/2025 ....................                36
             91  Mid-State Trust, Series 4, Class A,
                    8.330% due 04/01/2030 ....................                95
          1,000  WFS Financial Owner Trust,
                    Series 2004-3, Class A4,
                    3.930% due 02/17/2012 ....................               986
                                                                ----------------
                 Total ABSs
                    (Cost $2,623) ............................             2,594
                                                                ----------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.1%

   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.7%
            152  6.500% due 01/01/2014 .......................               155
            139  8.000% due 05/01/2027 .......................               146
             19  8.500% due 11/01/2017 .......................                20
                                                                ----------------
                 Total FNMA
                    (Cost $309) ..............................               321
                                                                ----------------

   ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.5%
             15  Federal Home Loan Mortgage Corporation
                    (FHLMC),
                    5.478% due 11/01/2021+ ...................                15
                 Federal National Mortgage Association (FNMA):
            212     4.670% due 11/01/2032+ ...................               214
              5     6.125% due 04/01/2019+ ...................                 5
             15     6.132% due 11/01/2035+ ...................                15
              7     7.204% due 01/01/2019+ ...................                 7
              2     7.411% due 11/01/2022+ ...................                 1
              9     7.466% due 11/01/2021+ ...................                 9
                                                                ----------------
                 Total ARMs
                    (Cost $272) ..............................               266
                                                                ----------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.5%
            210  6.000% due 05/01/2017 .......................               213
             11  9.500% due 08/01/2016 .......................                11
                                                                ----------------
                 Total FHLMC
                    (Cost $222) ..............................               224
                                                                ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
             12  8.000% due 06/15/2009-08/15/2012 ............                13
             17  9.000% due 12/15/2020-04/20/2025 ............                18
            141  10.000% due 02/15/2018-04/15/2025 ...........               157
             10  11.000% due 12/15/2015 ......................                12
                                                                ----------------
                 Total GNMA
                    (Cost $192) ..............................               200
                                                                ----------------

                 Total U.S. Government Agency
                    Mortgage-Backed Securities
                    (Cost $995) ..............................             1,011
                                                                ----------------
30                 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

U.S. TREASURY NOTE - 0.6%
   (Cost $268)
$           275  3.250% due 08/15/2008 .......................  $            268
                                                                ----------------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.3%
   (Cost $164)
            165  GMAC Commercial Mortgage Securities Inc.,
                    Series 1999-CTL1, Class A,
                    7.151% due 02/15/2008** ..................               165
                                                                ----------------

REPURCHASE AGREEMENT - 0.2%
   (Cost $107)
            107  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $107,000 on 10/02/2006 (collateralized by
                    U.S. Treasury obligations, having various
                    interest rates and maturities, market value
                    $110,000) ................................               107
                                                                ----------------

TOTAL INVESTMENTS++ (Cost $47,455*) ...................  98.9%            46,970

OTHER ASSETS (LIABILITIES) (NET) ......................   1.1                500
                                                        -----   ----------------
NET ASSETS ............................................ 100.0%  $         47,470
                                                        =====   ================

----------
 *    Aggregate cost for federal tax purposes.
** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
 + Variable rate security. The interest rate shown reflects the rate in effect at September 30,2006.
++    All securities segregated as collateral for futures contracts.

                                                               UNREALIZED
NUMBER OF                                           VALUE      DEPRECIATION
CONTRACTS                                          (000s)        (000s)
---------                                        ----------   ------------

FUTURES CONTRACTS - SHORT POSITION
             35  U.S. 5 Year Treasury Note,
                    December 2006 ...............$    3,693   $        (24)
                                                 ==========   ============

                     See Notes to Portfolio of Investments.                   31

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT U.S. GOVERNMENT SECURITIES FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 66.9%

   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 34.3%
   $      2,768  4.000% due 08/01/2018 .......................  $          2,621
         12,867  4.500% due 04/01/2018-06/01/2035 ............            12,253
         31,651  5.000% due 04/01/2018-06/01/2036 ............            30,536
         26,528  5.500% due 12/01/2008-09/01/2035 ............            26,288
         11,100  6.000% due 01/01/2013-05/01/2034 ............            11,198
          3,215  6.500% due 11/01/2016-01/01/2032 ............             3,303
          6,265  7.000% due 04/01/2008-07/01/2036 ............             6,442
             85  7.500% due 02/01/2031 .......................                88
             34  8.000% due 12/01/2030 .......................                35
             63  8.500% due 07/01/2029 .......................                68
             10  8.750% due 01/01/2013 .......................                10
                                                                ----------------
                 Total FHLMC
                    (Cost $94,988) ...........................            92,842
                                                                ----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 27.6%
          4,460  4.500% due 12/01/2018-11/01/2019 ............             4,316
         19,094  5.000% due 04/01/2018-12/01/2035 ............            18,611
         28,770  5.500% due 01/01/2017-11/01/2035 ............            28,422
          8,799  6.000% due 12/01/2016-10/01/2035 ............             8,874
         12,837  6.500% due 09/01/2024-05/01/2036 ............            13,115
            788  7.000% due 08/01/2028-11/01/2031 ............               812
             64  7.500% due 11/01/2029 .......................                67
            286  8.000% due 05/01/2022-09/01/2027 ............               300
            139  8.500% due 02/01/2023-10/01/2027 ............               150
             67  9.000% due 09/01/2030 .......................                73
                                                                ----------------
                 Total FNMA
                    (Cost $76,198) ...........................            74,740
                                                                ----------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 5.0%
          6,411  5.500% due 07/20/2033-03/20/2034 ............             6,356
          4,993  6.000% due 02/20/2029-08/15/2034 ............             5,060
          1,158  6.500% due 03/20/2031-04/20/2034 ............             1,187
            293  7.000% due 01/15/2028-06/20/2031 ............               302
            403  7.500% due 01/15/2023-11/15/2023 ............               418
             33  7.750% due 12/15/2029 .......................                35
             26  8.000% due 07/15/2026-06/15/2027 ............                27
                                                                ----------------
                 Total GNMA
                    (Cost $13,621) ...........................            13,385
                                                                ----------------
                 Total U.S. Government Agency Mortgage-Backed
                    Securities
                    (Cost $184,807) ..........................           180,967
                                                                ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 18.8%
                 Banc of America Mortgage Securities, Inc.,
                    Pass-through Certificates:
          3,500     Series 2003-6, Class 1A30,
                    4.750% due 08/25/2033 ....................             3,449
          1,289     Series 2004-4, Class 2A1,
                    5.500% due 05/25/2034 ....................             1,270
          2,365  Chase Mortgage Finance Corporation,
                    Series 2005-S1, Class 1A15,
                    6.000% due 05/25/2035 ....................             2,393

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

$           896  Countrywide Alternative Loan Trust,
                    Series 2003-13T1, Class A1,
                    4.000% due 08/25/2033 ....................  $            878
                 Countrywide Home Loans:
          2,643     Series 2003-50, Class A1,
                    5.000% due 11/25/2018 ....................             2,585
          4,000     Series 2004-4, Class A5,
                    5.250% due 05/25/2034 ....................             3,915
                 Credit Suisse First Boston Mortgage Securities
                    Corporation, Pass-through Certificates:
          2,005     Series 2003-11, Class 1A3,
                    4.500% due 06/25/2033 ....................             1,981
          2,021     Series 2003-8, Class 1A1,
                    5.750% due 04/25/2033 ....................             2,001
                 Federal Home Loan Mortgage Corporation:
          2,764     Series 2449, Class ND,
                    6.500% due 05/15/2030 ....................             2,782
          1,382     Series 2551, Class QK,
                    5.500% due 01/15/2033 ....................             1,370
          1,258     Series 2575, Class LM,
                    4.500% due 05/15/2032 ....................             1,230
          2,000     Series 2981, Class PC,
                    5.500% due 10/15/2031 ....................             1,987
                 Federal National Mortgage Association:
          3,000     Grantor Trust, Series 2000-T5, Class B,
                    7.300% due 05/25/2010 ....................             3,233
          1,745     Series 2002-16, Class TM,
                    7.000% due 04/25/2032 ....................             1,802
          2,635     Series 2002-86, Class JC,
                    5.500% due 02/25/2032 ....................             2,620
          3,849     Series 2003-58, Class PI,
                    5.000% due 02/25/2027 ....................               213
                 Federal National Mortgage Association, REMIC,
                    Pass-through Certificates:
             30     Series 1989-90, Class E,
                    8.700% due 12/25/2019 ....................                32
            540     Series 1992-55, Class DZ,
                    8.000% due 04/25/2022 ....................               553
                 GSR Mortgage Loan Trust, Pass-through
                    Certificates:
          1,523     Series 2003-4F, Class 2A3,
                    5.000% due 05/25/2033 ....................             1,513
          2,581     Series 2005-1F, Class 2A1,
                    6.000% due 02/25/2035 ....................             2,594
                 Prime Mortgage Trust:
          2,587     Series 2004-2, Class A2,
                    4.750% due 11/25/2019 ....................             2,501
          2,611     Series 2005-4, Class 1A1,
                    4.750% due 10/25/2020 ....................             2,566
          3,000  Residential Funding Mortgage Security,
                    Series 2003-S20, Class 1A4,
                    5.500% due 12/25/2033 ....................             2,940
          2,456  Structured Asset Securities Corporation,
                    Series 2005-6, Class 4A1,
                    5.000% due 05/25/2035 ....................             2,350
          2,106  Vendee Mortgage Trust, Series 2000-3, Class 2H,
                    7.500% due 11/15/2014 ....................             2,111
                                                                ----------------
                 Total CMOs
                    (Cost $51,680) ...........................            50,869
                                                                ----------------

32                  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT U.S. GOVERNMENT SECURITIES FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

U.S. TREASURY OBLIGATIONS - 8.2%

   U.S. TREASURY NOTES - 8.2%

$         3,000  4.000% due 02/15/2014 .......................  $          2,885
          2,000  4.250% due 11/15/2013 .......................             1,957
         10,000  4.500% due 02/28/2011 .......................             9,966
          1,000  4.500% due 02/15/2036 .......................               958
          5,000  4.750% due 05/15/2014 .......................             5,044
          1,000  4.875% due 08/15/2016 .......................             1,019
            350  6.250% due 02/15/2007 .......................               352
                                                                ----------------
                 Total U.S. Treasury Obligations
                    (Cost $22,225) ...........................            22,181
                                                                ----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
                 Federal Home Loan Bank, Bond:
          2,000     4.500% due 09/16/2013 ....................             1,949
          2,500     6.500% due 08/14/2009 ....................             2,604
          3,000     7.375% due 02/12/2010 ....................             3,222
          2,000  Federal National Mortgage Association, Note,
                    6.000% due 02/03/2020 ....................             1,983
          2,000  Housing Urban Development, Government
                    Guarantee, Series 99-A,
                    6.160% due 08/01/2011 ....................             2,033
                                                                ----------------
                 Total U.S. Government Agency Obligations
                    (Cost $11,676) ...........................            11,791
                                                                ----------------
REPURCHASE AGREEMENT - 0.5%
   (Cost $1,268)
          1,268  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006 to be repurchased at
                    $1,269,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations, having
                    various interest rates and maturities,
                    market value $1,302,000) .................             1,268
                                                                ----------------

TOTAL INVESTMENTS (Cost $271,656*) ....................  98.7%           267,076

OTHER ASSETS (LIABILITIES) (NET) ......................   1.3              3,523
                                                        -----   ----------------
NET ASSETS ............................................ 100.0%  $        270,599
                                                        =====   ================

----------
*     Aggregate cost for federal tax purposes.

      GLOSSARY OF TERMS

REMIC -- Real Estate Mortgage Investment Conduit

                    See Notes to Portfolio of Investments.                    33

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

CORPORATE BONDS AND NOTES - 66.3%

   FINANCIAL SERVICES/BANKS - 12.0%
$           500  American General Corporation, Note,
                    7.500% due 07/15/2025 ....................  $            594
          1,000  American General Finance, Inc., MTN, Series I,
                    4.625% due 05/15/2009 ....................               984
            400  Banc One Corporation, Sub. Note,
                    10.000% due 08/15/2010 ...................               462
          1,000  Bank of America Corporation, Sub. Note,
                    7.800% due 02/15/2010 ....................             1,080
                 CIT Group Inc.:
          1,000     Bond,
                    5.400% due 01/30/2016 ....................               983
            500     Sr. Note,
                    7.750% due 04/02/2012 ....................               554
          3,000  Citigroup Inc., Note,
                    6.500% due 01/18/2011 ....................             3,153
          1,000  Farmers Insurance Exchange, Note,
                    6.000% due 08/01/2014** ..................               996
          2,500  Goldman Sachs Group, Inc., Bond,
                    6.875% due 01/15/2011 ....................             2,652
          1,000  Hartford Life Insurance Company, Deb.,
                    7.650% due 06/15/2027 ....................             1,215
          1,500  Jefferies Group, Inc., Sr. Note,
                    7.750% due 03/15/2012 ....................             1,647
          1,000  JPMorgan Chase & Company, Sub. Note,
                    5.125% due 09/15/2014 ....................               982
          1,000  Legg Mason, Inc., Sr. Note,
                    6.750% due 07/02/2008 ....................             1,025
          2,000  Merrill Lynch & Company Inc., Note,
                    6.000% due 02/17/2009 ....................             2,034
          1,500  Morgan Stanley Dean Witter & Company, Note,
                    6.750% due 04/15/2011 ....................             1,587
          1,000  Morgan Stanley, Sub. Note,
                    4.750% due 04/01/2014 ....................               953
          1,100  NCNB Corporation, Sub. Note,
                    9.375% due 09/15/2009 ....................             1,228
          2,250  Wells Fargo & Company, Sub. Note,
                    4.625% due 04/15/2014 ....................             2,149
                                                                ----------------
                                                                          24,278
                                                                ----------------
   UTILITIES - 6.9%
          1,000  Arizona Public Service Company, Note,
                    6.500% due 03/01/2012 ....................             1,033
          1,850  Illinois Power Company, First Mortgage,
                    7.500% due 06/15/2009 ....................             1,948
          1,000  Metropolitan Edison Company, Sr. Note,
                    4.950% due 03/15/2013 ....................               966
          2,000  Mirant Americas Generation, LLC, Sr. Note,
                    8.500% due 10/01/2021 ....................             1,950
          2,250  Pacific Gas & Electric Company, First Mortgage,
                    4.200% due 03/01/2011 ....................             2,160
                 PacifiCorp, First Mortgage:
          1,500     4.950% due 08/15/2014 ....................             1,454
          1,000     5.250% due 06/15/2035 ....................               925



   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

$           500  Public Service Company of New Mexico, Sr. Note,
                    4.400% due 09/15/2008 ....................  $            490
          1,500  Southwestern Electric Power Company, Note,
                    5.375% due 04/15/2015 ....................             1,470
          1,500  Texas-New Mexico Power Company, Sr. Note,
                    6.250% due 01/15/2009 ....................             1,526
                                                                ----------------
                                                                          13,922
                                                                ----------------
   OIL & GAS - 6.6%
          1,200  ANR Pipeline Company, Deb.,
                    9.625% due 11/01/2021 ....................             1,484
          1,750  Consolidated Natural Gas Company, Sr. Note,
                    6.850% due 04/15/2011 ....................             1,842
          2,500  El Paso Natural Gas Company, Deb.,
                    7.500% due 11/15/2026 ....................             2,628
          1,000  Enterprise Products Partners LP, Company
                    Guarantee,
                    6.375% due 02/01/2013 ....................             1,028
          1,345  Express Pipeline LP, Sub. Note,
                    7.390% due 12/31/2017** ..................             1,438
            775  Hanover Compressor Company, Sr. Note,
                    8.625% due 12/15/2010 ....................               810
                 Petro-Canada:
            500     Deb., 9.250% due 10/15/2021 ..............               648
          1,000     Note, 4.000% due 07/15/2013 ..............               911
          1,000  Southern Natural Gas Company, Sr. Note,
                    8.000% due 03/01/2032 ....................             1,111
          1,500  XTO Energy Inc., Sr. Note,
                    6.250% due 04/15/2013 ....................             1,549
                                                                ----------------
                                                                          13,449
                                                                ----------------
   CONSUMER PRODUCTS/SERVICES - 5.8%
          2,000  Allied Waste North America, Inc., Sr. Note,
                    7.250% due 03/15/2015 ....................             1,995
          1,750  Carnival Corporation, Deb.,
                    7.200% due 10/01/2023 ....................             1,951
          1,000  Mattel, Inc., Note,
                    7.300% due 06/13/2011 ....................             1,056
          1,500  Reed Elsevier Capital Inc., Company Guarantee,
                    6.750% due 08/01/2011 ....................             1,580
                 Royal Caribbean Cruises Ltd.:
                    Sr. Note:
          1,000     6.875% due 12/01/2013 ....................             1,002
          1,000     8.750% due 02/02/2011 ....................             1,094
          1,500  Sealed Air Corporation, Conv. Sr. Note,
                    3.000% due 06/30/2033** ..................             1,470
          1,500  Waste Management Inc., Sr. Note,
                    7.375% due 08/01/2010 ....................             1,609
                                                                ----------------
                                                                          11,757
                                                                ----------------

34                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

CORPORATE BONDS AND NOTES (CONTINUED)

  TRANSPORTATION/AUTO - 5.4%
$         2,000  Burlington Northern Santa Fe Corporation,
                    Deb.,
                    8.125% due 04/15/2020 ....................  $          2,452
            110  Continental Airlines Inc., Pass-through
                    Certificates, Series 1997-4C,
                    6.800% due 07/02/2007 ....................               105
            420  CSX Transportation, Inc., Deb.,
                    9.750% due 06/15/2020 ....................               568
                 Norfolk Southern Corporation:
                    Bond:
            963     5.640% due 05/17/2029 ....................               940
             37     7.800% due 05/15/2027 ....................                46
            580     Deb., 9.750% due 06/15/2020 ..............               791
          2,500     Sr. Note, 6.200% due 04/15/2009 ..........             2,555
          2,000  Southwest Airlines Company, Pass-through
                    Certificates, Series A-4,
                    9.150% due 07/01/2016 ....................             2,353
          1,000  Trailer Bridge, Inc., Sr. Sec. Note,
                    9.250% due 11/15/2011 ....................             1,020
                                                                ----------------
                                                                          10,830
                                                                ----------------
   HEALTH CARE - 5.1%
          2,000  Cardinal Health, Inc., Note,
                    6.750% due 02/15/2011 ....................             2,094
                 DVI, Inc., Sr. Note, (in default):
            400     9.875% due 02/01/2004+ ...................                41
            900     9.875% due 02/01/2004+ ...................                91
          2,000  HCA Inc., Sr. Note,
                    8.750% due 09/01/2010 ....................             2,025
          2,000  Health Management Associates, Inc., Sr. Note,
                    6.125% due 04/15/2016 ....................             1,940
          1,500  Healthsouth Corporation, Sr. Note,
                    10.750% due 06/15/2016** .................             1,539
          3,000  Tenet Healthcare Corporation, Sr. Note,
                    6.375% due 12/01/2011 ....................             2,651
                                                                ----------------
                                                                          10,381
                                                                ----------------
   TELECOMMUNICATIONS - 4.9%
          4,000  Deutsche Telephone Finance, Company Guarantee,
                    8.000% due 06/15/2010 ....................             4,367
          2,000  Qwest Corporation, Note,
                    8.875% due 03/15/2012 ....................             2,193
          1,000  TELUS Corporation, Note,
                    8.000% due 06/01/2011 ....................             1,103
          2,000  Vodafone Group PLC, Note,
                    7.750% due 02/15/2010 ....................             2,146
                                                                ----------------
                                                                           9,809
                                                                ----------------
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.8%
                 Arden Realty LP, Note:
          1,000     5.200% due 09/01/2011 ....................             1,001
          1,000     5.250% due 03/01/2015 ....................               999

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

$         1,000  Developers Diversified Realty Corporation,
                    Note,
                    4.625% due 08/01/2010 ....................  $            970
          2,000  Health Care Property Investors, Inc., Note,
                    6.000% due 03/01/2015 ....................             1,992
          2,000  Health Care REIT, Inc., Sr. Note,
                    6.200% due 06/01/2016 ....................             2,017
          2,500  Healthcare Realty Trust, Inc., Sr. Note,
                    8.125% due 05/01/2011 ....................             2,721
                                                                ----------------
                                                                           9,700
                                                                ----------------
   GAMING - 4.6%
          1,000  155E Tropicana Hooters LLC, Sr. Note,
                    8.750% due 04/01/2012 ....................               845
          2,000  CCM Merger Inc., Note,
                    8.000% due 08/01/2013** ..................             1,930
          1,000  Harrahs Operating Company Inc., Note,
                    6.500% due 06/01/2016 ....................               982
          1,350  Old Evangeline Downs LLC / Diamond Jo LLC,
                    Company Guarantee,
                    8.750% due 04/15/2012 ....................             1,357
          2,000  Park Place Entertainment Corporation,
                    Sr. Note,
                    7.500% due 09/01/2009 ....................             2,092
          2,000  Riviera Holdings Corporation,
                    Company Guarantee,
                    11.000% due 06/15/2010 ...................             2,120
                                                                ----------------
                                                                           9,326
                                                                ----------------
   MEDIA - 3.3%
          1,500  Comcast Cable Communications Inc., Sr. Note,
                    7.125% due 06/15/2013 ....................             1,619
          2,500  Cox Communications, Inc., Note,
                    7.875% due 08/15/2009 ....................             2,653
          1,200  News America Holdings Inc., Sr. Deb.,
                    8.000% due 10/17/2016 ....................             1,386
            500  Tele-Communications, Inc., Sr. Deb.,
                    7.875% due 08/01/2013 ....................               559
            300  Time Warner Inc., Deb.,
                    9.150% due 02/01/2023 ....................               374
                                                                ----------------
                                                                           6,591
                                                                ----------------
   RETAIL - 1.8%
          1,000  Fred Meyer Inc., Company Guarantee,
                    7.450% due 03/01/2008 ....................             1,027
          2,500  Safeway Inc., Note,
                    7.500% due 09/15/2009 ....................             2,639
                                                                ----------------
                                                                           3,666
                                                                ----------------
   INFORMATION TECHNOLOGY - 1.7%
          2,500  Conexant Systems Inc., Conv. Sub. Note,
                    4.000% due 02/01/2007 ....................             2,481
          1,000  Extreme Networks, Inc., Conv. Sub. Note,
                    3.500% due 12/01/2006 ....................             1,000
                                                                ----------------
                                                                           3,481
                                                                ----------------

                     See Notes to Portfolio of Investments.                   35

--------------------------------------------------------------------------------
VT INCOME FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

CORPORATE BONDS AND NOTES (CONTINUED)

   INDUSTRIAL PRODUCTS - 1.5%
$         2,000  Noranda Inc., Note,
                    6.000% due 10/15/2015 ....................  $          2,010
                 Weyerhaeuser Company:
            500     Deb.,
                    7.375% due 03/15/2032 ....................               520
            500     Note,
                    6.750% due 03/15/2012 ....................               523
                                                                ----------------
                                                                           3,053
                                                                ----------------
   AEROSPACE/DEFENSE - 1.2%
          1,000  Boeing Company, Deb.,
                    8.750% due 08/15/2021 ....................             1,324
          1,000  Orbital Sciences Corporation, Sr. Note,
                    9.000% due 07/15/2011 ....................             1,066
                                                                ----------------
                                                                           2,390
                                                                ----------------
   FOREIGN GOVERNMENT - 0.7%
                 Federal Republic of Brazil:
            750     Bond,
                    9.250% due 10/22/2010 ....................               845
            500     Note,
                    8.750% due 02/04/2025 ....................               597
                                                                ----------------
                                                                           1,442
                                                                ----------------
                 Total Corporate Bonds and Notes
                    (Cost $130,037) ..........................           134,075
                                                                ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.6%

   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 12.8%
          2,871  4.500% due 08/01/2033 .......................             2,694
         11,975  5.000% due 04/01/2018-11/01/2035 ............            11,643
         10,227  5.500% due 11/01/2017-04/01/2036 ............            10,115
            877  6.000% due 03/01/2031-05/01/2032 ............               885
            346  6.500% due 06/01/2029-08/01/2029 ............               355
            194  7.000% due 01/01/2032 .......................               199
             18  9.000% due 01/01/2025 .......................                19
                                                                ----------------
                 Total FHLMC
                    (Cost $26,386) ...........................            25,910
                                                                ----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.4%
          6,275  4.000% due 09/01/2018-10/01/2018 ............             5,952
          1,395  5.000% due 01/01/2018 .......................             1,376
          7,704  5.500% due 03/01/2033-02/01/2035 ............             7,610
            759  6.000% due 04/01/2032 .......................               764
          1,116  6.500% due 05/01/2031-05/01/2032 ............             1,141
             36  7.000% due 01/01/2030 .......................                37
          2,000  7.630% due 02/01/2010 .......................             2,117
                                                                ----------------
                 Total FNMA
                    (Cost $19,375) ...........................            18,997
                                                                ----------------




   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
$           443  6.000% due 05/20/2032 .......................  $            448
            284  7.000% due 06/20/2031 .......................               292
             20  9.000% due 02/15/2025 .......................                22
                                                                ----------------
                 Total GNMA
                    (Cost $747) ..............................               762
                                                                ----------------
                 Total U.S. Government Agency Mortgage-Backed
                    Securities
                    (Cost $46,508) ...........................            45,669
                                                                ----------------

U.S. TREASURY OBLIGATIONS - 9.2%

   U.S. TREASURY BOND - 5.2%
          7,000  5.375% due 02/15/2031 .......................             7,563
          3,000  4.500% due 02/15/2036 .......................             2,875
                                                                ----------------
                                                                          10,438
                                                                ----------------
   U.S. TREASURY NOTES - 4.0%
          1,000  3.375% due 12/15/2008 .......................               974
          1,000  4.500% due 11/15/2015 .......................               991
          6,000  5.125% due 05/15/2016 .......................             6,226
                                                                ----------------
                                                                           8,191
                                                                ----------------
                 Total U.S. Treasury Obligations
                    (Cost $18,609) ...........................            18,629
                                                                ----------------
REPURCHASE AGREEMENT - 0.3%
   (Cost $645)
            645  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $645,000 on 10/02/2006 (collateralized by
                    U.S. Treasury obligations, having various
                    interest rates and maturities, market value
                    $662,000) ................................               645
                                                                ----------------
TOTAL INVESTMENTS (Cost $195,799*)                       98.4%           199,018

OTHER ASSETS (LIABILITIES) (NET)                          1.6              3,291
                                                        -----   ----------------

NET ASSETS                                              100.0%  $        202,309
                                                        =====   ================

----------
  *   Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
  + Defaulted security is past maturity but continues to be valued in recognition of future potential worth.

      GLOSSARY OF TERMS

MTN   -- Medium-Term Note

36                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT MONEY MARKET FUND

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

COMMERCIAL PAPER (YANKEE) - 6.8%
$           400  Dexia Delaware, LLC,
                    5.220% due 12/20/2006+++ .................  $            395
            600  Societe Generale N.A.,
                    5.030% due 10/06/2006+++ .................               600
                                                                ----------------
                 Total Commercial Paper (Yankee)
                    (Cost $995) ..............................               995
                                                                ----------------
CERTIFICATE OF DEPOSIT (DOMESTIC) - 7.4%
            580  State Street Bank & Trust, Note,
                    5.360% due 12/11/2006++ ..................               580
            500  Suntrust Bank,
                    5.294% due 06/28/2007++ ..................               500
                                                                ----------------
                 Total Certificate of Deposit (Domestic)
                    (Cost $1,080) ............................             1,080
                                                                ----------------
CERTIFICATES OF DEPOSIT (YANKEE) - 6.9%
            500  Canadian Imperial Bank of Commerce, NY,
                    5.550% due 04/27/2007++ ..................               500
            500  Toronto Dominion Bank,
                    5.300% due 04/13/2007 ....................               500
                                                                ----------------
                 Total Certificates of Deposit (Yankee)
                    (Cost $1,000) ............................             1,000
                                                                ----------------
CORPORATE BONDS AND NOTES - 36.2%
            800  ACF Parking Ltd., Note, (LOC: Fifth Third
                    Bank),
                    5.370% due 05/01/2022+ ...................               800
            710  Bank of New York Company, Inc., Sr. Note,
                    5.200% due 07/01/2007 ....................               708
            600  Branch Banking & Trust, Note,
                    5.461% due 06/04/2007++ ..................               600
            500  Citigroup Global Markets, Note, Series K,
                    5.739% due 05/18/2007++ ..................               501
            700  Household Finance Corporation, Note,
                    5.750% due 01/30/2007 ....................               702
            600  JP Morgan Chase & Company, Sr. Note,
                    5.520% due 12/12/2006++ ..................               600
            855  Lauren Company LLC, Bond, (LOC: Wells Fargo
                    Bank),
                    5.370% due 07/01/2033+** .................               855
            500  U.S. Bank N.A., Note,
                    2.850% due 11/15/2006 ....................               499
                                                                ----------------
                 Total Corporate Bonds and Notes
                    (Cost $5,265) ............................             5,265
                                                                ----------------
TAXABLE MUNICIPAL BONDS - 33.0%
            750  California Statewide Communities
                    Development Authority, MFHR,
                    (Hallmark House Apartments),
                    Series ZZ-T, (FNMA Collateral),
                    5.400% due 12/15/2036+ ...................               750
            355  Illinois Health Facilities Authority, Health
                    Care Revenue, (Loyola University Health
                    System), Series C, (MBIA Insured),
                    5.330% due 07/01/2024+                                   355
   PRINCIPAL
    AMOUNT                                                            VALUE
    (000s)                                                           (000s)
---------------                                                 ----------------

$           590  Michigan State Housing Development
                    Authority, SFMR, Series D,
                    (FSA Insured),
                    5.290% due 06/01/2034+ ...................   $           590
            720  New York State Housing Finance Agency,
                    Housing Revenue, (West 20th Street
                    Project), Series B,
                    (FNMA Collateral),
                    5.310% due 05/15/2033+ ...................               720
            600  Oakland-Alameda County, California,
                    Coliseum Authority, Lease Revenue,
                    (Coliseum Project), Series D,
                    (LOC: Wachovia Bank),
                    5.310% due 02/01/2011+ ...................               600
            705  Sacramento County, Pension Funding,
                    Revenue Bonds, Seies C,
                    (LOC: Bayerische Landesbank),
                    5.390% due 07/01/2022+ ...................               705
            425  Washington State Housing Finance Commission,
                    MFHR, (Bremerton Project), Series B,
                    (FNMA Collateral),
                    5.350% due 05/15/2033+ ...................               425
            645  Washington State Housing Finance Commission,
                    Nonprofit Community College Foundation
                    Revenue,
                    Series B, (Community College Spokane
                    Foundation),
                    (LOC: Bank of America),
                    5.310% due 07/01/2030+ ...................               645
                                                                ----------------
                 Total Taxable Municipal Bonds
                    (Cost $4,790) ............................             4,790
                                                                ----------------
REPURCHASE AGREEMENT - 10.9%
  (COST $1,577)
          1,577  Agreement with Morgan Stanley, 5.000%
                    dated 09/29/2006, to be repurchased at
                    $1,578,000 on 10/02/2006 (collateralized
                    by U.S. Treasury obligations, having
                    various interest rates and maturities,
                    market value $1,620,000) .................            1,577
                                                                ---------------
TOTAL INVESTMENTS (Cost $14,707*) ....................  101.2%           14,707

OTHER ASSETS (LIABILITIES) (NET) .....................   (1.2)             (175)
                                                        -----   ---------------
NET ASSETS ...........................................  100.0%  $        14,532
                                                        =====   ===============
----------
 *    Aggregate cost for federal tax purposes.
** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
 + Securities with a maturity date of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at September 30, 2006. These rates change periodically based on specified market rates or indicies.
  ++ Floating rate security whose interest rate is reset periodically based on an index.
 +++   Rate represents discount rate on purchase date.

       GLOSSARY OF TERMS

FNMA   -- Federal National Mortgage Association

 FSA   -- Financial Security Assurance

 LOC   -- Letter of Credit

MBIA   -- Municipal Bond Investors Assurance

MFHR   -- Multi-family Housing Revenue

SFMR   -- Single Family Mortgage Revenue

                     See Notes to Portfolio of Investments.                   37

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

       WM VARIABLE TRUST

1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trust. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Funds' Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Fund's Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the Trust, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      WM VARIABLE TRUST

PURCHASED OPTION CONTRACTS:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

      WM VARIABLE TRUST

2. LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At September 30, 2006, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian. The Funds currently invest the segregated cash in Mellon GSL DBT II which is a common collective trust that invests in high grade short term investments.

3. UNREALIZED APPRECIATION/(DEPRECIATION)

At September 30, 2006, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                             (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
                                                             VT GROWTH      VT WEST       VT MID                     VT SMALL
                                   VT REIT    VT EQUITY      & INCOME        COAST          CAP         VT GROWTH   CAP VALUE
                                    FUND     INCOME FUND       FUND       EQUITY FUND   STOCK FUND         FUND       FUND
                                   -------   -----------   ------------   -----------   ----------     ----------   ---------
Tax basis unrealized appreciation  $21,801   $    60,963   $     66,831   $    46,399   $   31,996     $   40,935   $   5,659
Tax basis unrealized depreciation     (101)       (1,322)        (2,944)       (6,017)        (231)        (5,811)     (1,192)
                                   -------   -----------   ------------   -----------   ----------     ----------   ---------
Net tax basis unrealized
appreciation                       $21,700   $    59,641   $     63,887   $    40,382   $   31,765     $   35,124   $   4,467
                                   =======   ===========   ============   ===========   ==========     ==========   =========

                                                                                  VT U.S.
                                     VT SMALL         VT         VT SHORT       GOVERNMENT                VT MONEY
                                        CAP      INTERATIONAL      TERM         SECURITIES   VT INCOME     MARKET
                                    GROWTH FUND   GROWTH FUND   INCOME FUND        FUND         FUND        FUND
                                    -----------  ------------   -----------     ----------   ---------   ----------
Tax basis unrealized appreciation   $     7,508  $     36,577   $       140     $      998   $   6,718   $       --
Tax basis unrealized depreciation        (2,322)       (2,320)         (625)        (5,578)     (3,499)          --
                                    -----------  ------------   -----------     ----------   ---------   ----------
Net tax basis unrealized
appreciation/(depreciation)         $     5,186  $     34,257   $      (485)    $   (4,580)  $   3,219   $       --
                                    ===========  ============   ===========     ==========   =========   ==========

4. REORGANIZATION

On July 25, 2006, the Principal Financial Group, Inc. ("PFG") and its subsidiary, Principal Management Corporation ("PMC") entered into an agreement with Washington Mutual, Inc. to acquire all of the outstanding stock of certain of its subsidiaries, WM Advisors, Inc., the advisor of the Portfolios and Funds, WM Shareholder Services, Inc., the transfer agent of the Portfolios and Funds, and the WM Funds Distributor, Inc., the distributor of the Portfolios and Funds, (the "Transaction"). On August 11, 2006, the Board of Trustees approved proposed reorganizations (the "Reorganizations") pursuant to which each of the following Funds (each, an "Acquired Fund") will combine with and into the following corresponding separate series (each, an "Acquiring Fund") of Principal Variable Contracts Fund, Inc. ("PVC"), subject to various conditions including the approval of shareholders of each Acquired Fund. A special meeting of shareholders will be held on December 15, 2006. Under the Reorganizations (i) all the assets and the stated liabilities of each Acquired Fund will be transferred to its corresponding Acquiring Fund in exchange for Class 1 and Class 2 shares of the Acquiring Fund; (ii) holders of Class 1 and Class 2 shares of the Acquired Fund will receive, respectively, that number of Class 1 and Class 2 shares of the corresponding Acquiring Fund equal in value at the time of the exchange to the value of the holder's Acquired Fund shares at such time; and
(iii) the Acquired Fund will be liquidated and dissolved. The Transaction is expected to close in December 2006 and that the Reorganizations will occur shortly thereafter.

      WM VARIABLE TRUST

As a result of the Reorganization, shareholders of the Acquired Funds will become shareholders of the Acquiring Funds as follows:

WM ACQUIRED FUND:                         PVC ACQUIRING FUND:

REIT Fund                                 Real Estate Securities Fund
Equity Income Fund                        Equity Income Fund I *
Growth & Income Fund                      Disciplined LargeCap Blend Fund
West Coast Equity Fund                    West Coast Equity Fund *
Mid Cap Stock Fund                        MidCap Stock Fund *
Growth Fund                               LargeCap Growth Fund
Small Cap Value Fund                      SmallCap Value Fund
Small Cap Growth Fund                     SmallCap Growth Fund
International Growth Fund                 Diversified International Fund
Short Term Income Fund                    Short Term Income Fund *
U.S. Government Securities Fund           Mortgage Securities Fund *
Income Fund                               Income Fund *
Money Market Fund                         Money Market Fund
Flexible Income Portfolio                 SAM Flexible Income Portfolio *
Conservative Balanced Portfolio           SAM Conservative Balanced Portfolio *
Balanced Portfolio                        SAM Balanced Portfolio *
Conservative Growth Portfolio             SAM Conservative Growth Portfolio *
Strategic Growth Portfolio                SAM Strategic Growth Portfolio *

* These Acquiring Funds are newly-organized funds that will commence operations in connection with the Reorganization and the Acquired Fund will be the survivor for accounting and performance reporting purposes. The other Acquiring Funds are existing PVC Funds into which the relevant WM Fund will be merged and the Acquiring Fund will be the survivor for accounting and performance reporting purposes.

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
VT FLEXIBLE INCOME PORTFOLIO
September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                VALUE
     SHARES                                                     (000S)
    -------                                                     -----

 INVESTMENT COMPANY SECURITIES -- 99.8%
     EQUITY FUNDS -- 25.2%
    489,302   WM VT Equity Income Fund .................  $     8,886
    611,338   WM VT Growth & Income Fund ...............       11,805
  1,027,004   WM VT Growth Fund ........................       14,347
    337,802   WM VT Mid Cap Stock Fund .................        5,499
    106,854   WM VT REIT Fund ..........................        1,998
    212,023   WM VT Small Cap Growth Fund+ .............        2,002
    189,650   WM VT Small Cap Value Fund ...............        2,147
    114,421   WM VT West Coast Equity Fund .............        2,582
                                                          -----------
              Total Equity Funds
                (Cost $34,867)                                 49,266
                                                          -----------
     FIXED-INCOME FUNDS -- 74.6%
  1,476,546   WM High Yield Fund .......................       12,772
  4,689,359   WM VT Income Fund ........................       48,770
  9,296,400   WM VT Short Term Income Fund .............       23,148
  5,943,421   WM VT U.S. Government Securities Fund ....       61,158
                                                          -----------
              Total Fixed-Income Funds
                (Cost $142,908) ........................      145,848
                                                          -----------
              Total Investment Company Securities
                (Cost $177,775) ........................      195,114
                                                          -----------

    PRINCIPAL
     AMOUNT
     (000S)
    -------

   REPURCHASE AGREEMENT -- 0.5%
   (Cost $904)
$       904   Agreement with Morgan Stanley,
                5.000% dated 09/29/2006, to be
                repurchased at  $904,000 on
                10/02/2006 (collateralized by U.S.
                Treasury obligations, having various
                interest rates and maturities,
                market value $928,000) .................          904
                                                          -----------
TOTAL INVESTMENTS (Cost $178,679*) .............  100.3%      196,018
OTHER ASSETS (LIABILITIES) (NET) ...............   (0.3)         (584)
                                                  -----   -----------
NET ASSETS .....................................  100.0%  $   195,434
                                                  =====   ===========

-------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

VT CONSERVATIVE BALANCED PORTFOLIO
September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                VALUE
     SHARES                                                     (000S)
    -------                                                     -----

 INVESTMENT COMPANY SECURITIES -- 99.4%
     EQUITY FUNDS -- 44.1%
    371,693   WM VT Equity Income Fund .................  $     6,750
    309,259   WM VT Growth & Income Fund ...............        5,972
    530,273   WM VT Growth Fund ........................        7,408
    244,767   WM VT International Growth Fund ..........        3,904
    155,865   WM VT Mid Cap Stock Fund .................        2,538
     85,784   WM VT REIT Fund ..........................        1,604
     83,391   WM VT Small Cap Growth Fund+ .............          787
     79,155   WM VT Small Cap Value Fund ...............          896
    130,528   WM VT West Coast Equity Fund .............        2,946
                                                          -----------
              Total Equity Funds
                (Cost $25,462) .........................       32,805
                                                          -----------
     FIXED-INCOME FUNDS -- 55.3%
    494,105   WM High Yield Fund .......................        4,274
  1,278,602   WM VT Income Fund ........................       13,297
  1,672,975   WM VT Short Term Income Fund .............        4,166
  1,888,932   WM VT U.S. Government Securities Fund ....       19,437
                                                          -----------
              Total Fixed-Income Funds
                (Cost $41,014) .........................       41,174
                                                          -----------
              Total Investment Company Securities
                (Cost $66,476) .........................       73,979
                                                          -----------

    PRINCIPAL
     AMOUNT
     (000S)
    -------

 REPURCHASE AGREEMENT -- 0.7%
 (Cost $498)
$       498   Agreement with Morgan Stanley,
                5.000% dated 09/29/2006, to be
                repurchased at $498,000 on
                10/02/2006 (collateralized by U.S.
                Treasury obligations, having various
                interest rates and maturities,
                market value $511,000) .................          498
                                                          -----------
TOTAL INVESTMENTS (Cost $66,974*) ............... 100.1%       74,477
OTHER ASSETS (LIABILITIES) (NET) ................  (0.1)          (78)
                                                  -----   -----------
NET ASSETS ...................................... 100.0%  $    74,399
                                                  =====   ===========

----------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.


                     See Notes to Portfolio of Investments.                    1

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
VT BALANCED PORTFOLIO
September 30, 2006 (unaudited)

                                                                VALUE
     SHARES                                                     (000S)
    -------                                                     -----

 INVESTMENT COMPANY SECURITIES -- 99.6%
     EQUITY FUNDS -- 65.9%
  4,839,317   WM VT Equity Income Fund .................  $    87,882
  4,536,638   WM VT Growth & Income Fund ...............       87,603
  8,229,394   WM VT Growth Fund ........................      114,965
  3,634,796   WM VT International Growth Fund ..........       57,975
  2,181,900   WM VT Mid Cap Stock Fund .................       35,521
  1,198,577   WM VT REIT Fund ..........................       22,413
  1,343,417   WM VT Small Cap Growth Fund+ .............       12,682
  1,239,965   WM VT Small Cap Value Fund ...............       14,036
  1,887,587   WM VT West Coast Equity Fund .............       42,603
                                                          -----------
              Total Equity Funds
                (Cost $370,908) ........................      475,680
                                                          -----------
     FIXED-INCOME FUNDS -- 33.7%
  3,818,784   WM High Yield Fund .......................       33,032
  7,346,616   WM VT Income Fund ........................       76,405
  2,916,966   WM VT Short Term Income Fund .............        7,263
 12,323,705   WM VT U.S. Government Securities Fund ....      126,811
                                                          -----------
              Total Fixed-Income Funds
                (Cost $233,825) ........................      243,511
                                                          -----------
              Total Investment Company Securities
                (Cost $604,733) ........................      719,191
                                                          -----------

    PRINCIPAL
     AMOUNT
     (000S)
    -------

 REPURCHASE AGREEMENT -- 0.4%
 (Cost $3,170)
$     3,170   Agreement with Morgan Stanley,
                5.000% dated 09/29/2006 to be
                repurchased at $3,171,000 on
                10/02/2006 (collateralized by U.S.
                Treasury obligations, having various
                interest rates and maturities,
                market value $3,256,000) ...............        3,170
                                                          -----------
TOTAL INVESTMENTS (Cost $607,903*) .............. 100.0%      722,361
OTHER ASSETS (LIABILITIES) (NET) ................   0.0          (265)
                                                  -----   -----------
NET ASSETS ...................................... 100.0%  $   722,096
                                                  =====   ===========

---------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

VT CONSERVATIVE GROWTH PORTFOLIO
September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                VALUE
     SHARES                                                     (000S)
    -------                                                     -----

 INVESTMENT COMPANY SECURITIES -- 99.8%
     EQUITY FUNDS -- 85.8%
  3,532,640   WM VT Equity Income Fund .................  $    64,153
  3,293,155   WM VT Growth & Income Fund ...............       63,591
  5,577,498   WM VT Growth Fund ........................       77,918
  2,488,682   WM VT International Growth Fund ..........       39,694
  1,561,388   WM VT Mid Cap Stock Fund .................       25,419
    893,106   WM VT REIT Fund ..........................       16,701
  1,054,894   WM VT Small Cap Growth Fund+ .............        9,958
    968,083   WM VT Small Cap Value Fund                       10,959
  1,360,276   WM VT West Coast Equity Fund .............       30,701
                                                          -----------
              Total Equity Funds
                (Cost $272,815) ........................      339,094
                                                          -----------
     FIXED-INCOME FUNDS -- 14.0%
  1,157,928   WM High Yield Fund .......................       10,016
  1,518,022   WM VT Income Fund ........................       15,788
  2,876,909   WM VT U.S. Government Securities Fund ....       29,603
                                                          -----------
              Total-Fixed Income Funds
                (Cost $52,133) .........................       55,407
                                                          -----------
              Total Investment Company Securities
                (Cost $324,948) ........................      394,501
                                                          -----------

    PRINCIPAL
     AMOUNT
     (000S)
    -------

 REPURCHASE AGREEMENT -- 0.2%
 (Cost $631)
$       631   Agreement with Morgan Stanley,
                5.000% dated 09/29/2006, to be
                repurchased at $631,000 on
                10/02/2006 (collateralized by U.S.
                Treasury obligations, having various
                interest rates and maturities,
                market value $648,000) .................          631
                                                          -----------
TOTAL INVESTMENTS (Cost $325,579*) .............. 100.0%      395,132
OTHER ASSETS (LIABILITIES) (NET) ................   0.0           112
                                                  -----   -----------
NET ASSETS ...................................... 100.0%  $   395,244
                                                  =====   ===========

--------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT STRATEGIC GROWTH PORTFOLIO
September 30, 2006 (unaudited)

                                                                VALUE
     SHARES                                                     (000S)
    -------                                                     -----

 INVESTMENT COMPANY SECURITIES -- 99.6%
     EQUITY FUNDS -- 95.5%
  1,957,176   WM VT Equity Income Fund .................  $    35,542
  1,820,183   WM VT Growth & Income Fund ...............       35,148
  3,406,547   WM VT Growth Fund ........................       47,589
  1,477,147   WM VT International Growth Fund ..........       23,561
    992,974   WM VT Mid Cap Stock Fund .................       16,166
    467,768   WM VT REIT Fund ..........................        8,747
    583,065   WM VT Small Cap Growth Fund+ .............        5,504
    531,477   WM VT Small Cap Value Fund ...............        6,016
    798,669   WM VT West Coast Equity Fund .............       18,026
                                                          -----------
              Total Equity Funds
                (Cost $163,094) ........................      196,299
                                                          -----------
     FIXED-INCOME FUND -- 4.1%
    970,414   WM High Yield Fund .......................        8,394
                                                          -----------
              Total Investment Company Securities
                (Cost $170,752) ........................      204,693
                                                          -----------

    PRINCIPAL
     AMOUNT
     (000S)
    -------

 REPURCHASE AGREEMENT -- 0.1%
 (Cost $208)
$       208   Agreement with Morgan Stanley,
                5.000% dated 09/29/2006, to be
                repurchased at $208,000 on
                10/02/2006 (collateralized by U.S.
                Treasury obligations, having various
                interest rates and maturities,
                market value $213,000) .................          208
                                                          -----------
TOTAL INVESTMENTS (Cost $170,960*) ..............  99.7%      204,901
OTHER ASSETS (LIABILITIES) (NET) ................   0.3           592
                                                  -----   -----------
NET ASSETS ...................................... 100.0%  $   205,493
                                                  =====   ===========

-------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

                     See Notes to Portfolio of Investments.                    3

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS


1.   VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:
Investments in the Underlying Funds are valued at net asset value per share or of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Advisor, acting under the supervision of the Portfolios' Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.


2. UNREALIZED APPRECIATION/(DEPRECIATION)

At September 30, 2006, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:


                                                                         (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
                                            VT FLEXIBLE   VT CONSERVATIVE               VT CONSERVATIVE   VT STRATEGIC
                                               INCOME        BALANCED      VT BALANCED     GROWTH           GROWTH
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
                                             -----------   -----------    ----------     ----------      ----------
Tax basis unrealized appreciation .........  $    18,174   $     7,881    $  114,458     $   71,284      $   34,166
Tax basis unrealized depreciation .........         (835)         (378)            -         (1,731)           (225)
                                             -----------   -----------    ----------     ----------      ----------
Net tax basis unrealized appreciation .....  $    17,339   $     7,503    $  114,458     $   69,553      $   33,941
                                             ===========   ===========    ==========     ==========      ==========

3.   UNDERLYING FUNDS

The WM Group of Funds N-Q report is available by calling 800-222-5852, contains more information regarding the Underlying Funds.


4.   REORGANIZATION

On July 25, 2006, the Principal Financial Group, Inc. ("PFG") and its subsidiary, Principal Management Corporation ("PMC") entered into an agreement with Washington Mutual, Inc. to acquire all of the outstanding stock of certain of its subsidiaries, WM Advisors, Inc., the advisor of the Portfolios and Funds, WM Shareholder Services, Inc., the transfer agent of the Portfolios and Funds, and WM Funds Distributor, Inc., the distributor of the Portfolios and Funds (the "Transaction"). On August 11, 2006, the Board of Trustees approved proposed reorganizations (the "Reorganizations") pursuant to which each of the following Funds (each, an "Acquired Fund") will combine with and into the following corresponding separate series (each, an "Acquiring Fund") of Principal Variable Contracts Fund, Inc. ("PVC"), subject to various conditions including the approval of shareholders of each Acquired Fund. A special meeting of shareholders will be held on December 15, 2006. Under the Reorganizations (i) all the assets and the stated liabilities of each Acquired Fund will be transferred to its corresponding Acquiring Fund in exchange for Class 1 and Class 2 shares of the Acquiring Fund; (ii) holders of Class 1 and Class 2 shares of the Acquired Fund will receive, respectively,

--------------------------------------------------------------------------------
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
--------------------------------------------------------------------------------

that number of Class 1 and Class 2 shares of the corresponding Acquiring Fund equal in value at the time of the exchange to the value of the holder's Acquired Fund shares at such time; and (iii) the Acquired Fund will be liquidated and dissolved. The Transaction is expected to close in December 2006 and that the Reorganizations will occur shortly thereafter.

As a result of the Reorganization, shareholders of the Acquired Funds will become shareholders of the Acquiring Funds as follows:

WM ACQUIRED FUND:                            PVC ACQUIRING FUND:

REIT Fund                                    Real Estate Securities Fund
Equity Income Fund                           Equity Income Fund I *
Growth & Income Fund                         Disciplined LargeCap Blend Fund
West Coast Equity Fund                       West Coast Equity Fund *
Mid Cap Stock Fund                           MidCap Stock Fund *
Growth Fund                                  LargeCap Growth Fund
Small Cap Value Fund                         SmallCap Value Fund
Small Cap Growth Fund                        SmallCap Growth Fund
International Growth Fund                    Diversified International Fund
Short Term Income Fund                       Short Term Income Fund *
U.S. Government Securities Fund              Mortgage Securities Fund *
Income Fund                                  Income Fund *
Money Market Fund                            Money Market Fund
Flexible Income Portfolio                    SAM Flexible Income Portfolio *
Conservative Balanced Portfolio              SAM Conservative Balanced
                                             Portfolio *
Balanced Portfolio                           SAM Balanced Portfolio *
Conservative Growth Portfolio                SAM Conservative Growth Portfolio *
Strategic Growth Portfolio                   SAM Strategic Growth Portfolio *

* These Acquiring Funds are newly-organized funds that will commence operations in connection with the Reorganization and the Acquired Fund will be the survivor for accounting and performance reporting purposes. The other Acquiring Funds are existing PVC Funds into which the relevant WM Fund will be merged and the Acquiring Fund will be the survivor for accounting and performance reporting purposes.

                                                                               5